JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.5% (a)
Alabama — 1.3%
Education — 0.0% (b)
Alabama Public School and College Authority, Capital Improvement Series 2014-B, Rev., 5.00%, 1/1/2021	20	21

General Obligation — 0.1%
City of Hamilton
GO, 3.00%, 8/1/2020	55	56
GO, 3.00%, 8/1/2021	365	375
GO, 2.00%, 8/1/2022	370	375
GO, 5.00%, 8/1/2023	240	270

		1,076

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Prattville Industrial Development Board, International Paper Company Project
Series 2019C, Rev., VRDO, 2.00%, 5/1/2020 (c)	430	434
Series 2019B, Rev., VRDO, 2.00%, 10/1/2024 (c)	450	454

		888

Special Tax — 0.0% (b)
Hoover City Board of Education Rev., 4.00%, 2/15/2020	80	80

Utility — 1.2%
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.62%), 1.72%, 12/10/2019 (d)	30,000	30,000
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,450	11,881
Southeast Alabama Gas Supply District (The), Project No. 1 Series A, Rev., 5.00%, 4/1/2020	1,000	1,011
Southeast Alabama Gas Supply District (The), Project No. 2 Series A, Rev., 4.00%, 6/1/2020	1,000	1,013

		43,905

Total Alabama		45,970

Alaska — 0.0% (b)
Other Revenue — 0.0% (b)
Alaska Municipal Bond Bank Authority
Series 2019 1, Rev., 5.00%, 5/1/2021	215	226
Series 2019 1, Rev., 5.00%, 5/1/2022	200	218

		444

Total Alaska		444

Arizona — 1.4%
Certificate of Participation/Lease — 0.0% (b)
Arizona State University Series 2018A, COP, 5.00%, 6/1/2020	1,000	1,019

Education — 0.0% (b)
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	156
Series 2018A, Rev., 5.00%, 7/1/2024	200	228

		384

General Obligation — 0.2%
Maricopa County School District No. 24-Gila Bend, School Improvement
Series 2019, GO, AGM, 2.00%, 7/1/2020	585	588
Series 2019, GO, AGM, 3.00%, 7/1/2021	575	592
Series 2019, GO, AGM, 4.00%, 7/1/2022	300	321
Series 2019, GO, AGM, 5.00%, 7/1/2023	700	789
Maricopa County School District No. 66, Roosevelt Elementary
GO, 5.00%, 7/1/2020	1,450	1,481
GO, 5.00%, 7/1/2021	1,520	1,608
Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement
Series 2018A, GO, 5.00%, 7/1/2020	1,025	1,047
Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,217

		7,643

Hospital — 0.0% (b)
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center
Rev., 5.00%, 8/1/2021	225	239
Rev., 5.00%, 8/1/2022	380	417
Industrial Development Authority of the County of Yavapai (The), Yavapai Regional Medical Center Rev., 5.00%, 8/1/2023	325	367

		1,023

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Coconino County Pollution Control Corp., Nevada Power Company Projects Series B, Rev., VRDO, 1.60%, 5/21/2020 (c)	1,100	1,101

Other Revenue — 0.8%
Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic Series 2014A, Rev., VRDO, LIQ: Bank of America NA, 1.10%, 12/2/2019 (c)	30,790	30,790

Transportation — 0.3%
Arizona Department of Transportation State Highway Fund Series 2013A, Rev., 5.00%, 7/1/2020	400	409
Arizona Transportation Board, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2020	8,565	8,757

		9,166

Water & Sewer — 0.0% (b)
Arizona Water Infrastructure Finance Authority, Water Quality Rev., 4.00%, 10/1/2020 (e)	540	553

Total Arizona		51,679

Arkansas — 0.1%
Education — 0.0% (b)
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	354
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	77
Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	89
Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	143

		663

General Obligation — 0.0% (b)
City of Fayetteville, Library Improvement GO, 3.00%, 1/1/2020	200	200

Other Revenue — 0.1%
Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	511
Arkansas Development Finance Authority, Department of Community Correction Project
Rev., 5.00%, 11/1/2021	310	331
Rev., 5.00%, 11/1/2022	410	454
County of Sharp
Rev., 5.00%, 3/1/2021	270	282
Rev., 5.00%, 3/1/2022	495	533
Rev., 5.00%, 3/1/2023	540	597

		2,708

Water & Sewer — 0.0% (b)
City of Centerton
Rev., 3.00%, 12/1/2019	150	150
Rev., 3.00%, 12/1/2021	125	129
City of Heber Springs, Greenstar
Rev., 3.00%, 11/1/2021	50	52
Rev., 3.00%, 11/1/2023	100	105
Northwest Arkansas Conservation Authority, Wastewater Rev., 3.00%, 3/1/2020	280	281

		717

Total Arkansas		4,288

California — 2.2%
Education — 0.2%
California Educational Facilities Authority, Art Center College of Design
Series 2018A, Rev., 5.00%, 12/1/2019	125	125
Series 2018A, Rev., 5.00%, 12/1/2020	180	187
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2020	325	335
Rev., 5.00%, 10/1/2021	250	266
California Municipal Finance Authority, River Springs Charter School Rev., RAN, 4.00%, 8/15/2020 (f)	1,000	1,012
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2020 (f)	50	51
Series 2018A, Rev., 5.00%, 8/1/2021 (f)	50	53
Series 2018A, Rev., 5.00%, 8/1/2022 (f)	85	92
California School Finance Authority, Kipp Socal Project
Series 2019A, Rev., 5.00%, 7/1/2022 (f)	100	109
Series 2019A, Rev., 5.00%, 7/1/2023 (f)	100	111

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chula Vista Elementary School District Rev., BAN, 0.00%, 8/1/2023	5,500	5,273

		7,614

General Obligation — 0.2%
Mount San Antonio Community College District GO, BAN, 0.00%, 4/1/2022	250	243
Sacramento City Unified School District Series 2019D, GO, 4.00%, 8/1/2021 (g)	4,475	4,676
South Bay Union School District/San Diego County GO, BAN, 0.00%, 8/1/2022	2,000	1,923

		6,842

Hospital — 0.1%
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	2,000	2,115
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	102
Pioneers Memorial Healthcare District Rev., 3.00%, 10/1/2020	265	267

		2,484

Housing — 0.1%
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2023	360	406
Rev., 5.00%, 5/15/2024	300	348
Rev., 5.00%, 5/15/2025	425	506
Rev., 5.00%, 5/15/2026	500	608
Rev., 5.00%, 5/15/2027	725	898
Rev., 5.00%, 5/15/2028	1,000	1,253

		4,019

Other Revenue — 1.2%
California Enterprise Development Authority, Riverside County, Library Facility
Rev., 4.00%, 11/1/2022	100	108
Rev., 4.00%, 11/1/2023	200	221
California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.38%), 1.57%, 12/10/2019 (d)	17,010	16,993
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series 2012B-2, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.20%), 1.45%, 1/1/2020 (d)	11,615	11,626
Series 2013A-2, Rev., VRDO, 1.58%, 1/1/2020 (c)	6,750	6,771
Series 2011A-4, Rev., VRDO, (ICE LIBOR USD 3 Month + 0.37%), 1.71%, 1/1/2020 (d)	1,000	1,000
California Municipal Finance Authority, Hollywood El Entro Apartments Series 2019A, Rev., VRDO, 1.40%, 5/1/2021 (c)	1,750	1,751
California Statewide Communities Development Authority, Front Porch Communities and Services Series 2017A, Rev., 5.00%, 4/1/2020	75	76
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.30%, 12/10/2019 (c) (f)	5,230	5,230

		43,776

Prerefunded — 0.1%
Pittsburg Unified School District Financing Authority Rev., AGM, 5.50%, 9/1/2046 (e)	3,000	3,232

Utility — 0.0% (b)
California Municipal Finance Authority, San Antonio Gardens Project
Rev., 4.00%, 11/15/2021	270	283
Rev., 4.00%, 11/15/2022	280	299
Rev., 4.00%, 11/15/2023	290	316

		898

Water & Sewer — 0.3%
California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.22%), 1.32%, 12/10/2019 (d)	12,000	12,009
Stockton Public Financing Authority, Green Bonds
Series 2018A, Rev., 5.00%, 10/1/2020	500	516
Series 2018A, Rev., 5.00%, 10/1/2021	450	481

		13,006

Total California		81,871

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado — 0.9%
Certificate of Participation/Lease — 0.0% (b)
City of Colorado Springs CO
COP, 5.00%, 12/1/2020	120	124
COP, 5.00%, 12/1/2021	145	156
COP, 5.00%, 12/1/2022	155	172
COP, 5.00%, 12/1/2023	100	114
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2020	110	114
COP, 5.00%, 12/1/2021	220	235
COP, 5.00%, 12/1/2022	295	324

		1,239

Education — 0.4%
University of Colorado Hospital Authority
Series 2017B-2, Rev., VRDO, 1.15%, 12/10/2019 (c)	14,740	14,740

General Obligation — 0.2%
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,784
Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,526
City of Aurora, Sterling Hills West Metropolitan District
GO, 5.00%, 12/1/2019	110	110
GO, 5.00%, 12/1/2020	100	103
Denver City and County School District No. 1
Series B, GO, 4.00%, 12/1/2019 (e)	255	255
Interlocken Metropolitan District
Series A-1, GO, AGM, 5.00%, 12/1/2019	150	150
Series A-1, GO, AGM, 5.00%, 12/1/2020	175	182

		5,110

Hospital — 0.1%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	412
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2020 (e)	400	408
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., VRDO, 2.80%, 5/15/2023 (c)	1,555	1,609

		2,429

Other Revenue — 0.0% (b)
City of Grand Junction Rev., 5.00%, 3/1/2021	35	37

Transportation — 0.2%
E-470 Public Highway Authority, Senior LIBOR Index Series 2019A, Rev., VRDO, 1.56%, 12/10/2019 (c)	8,000	7,999

Utility — 0.0% (b)
Colorado Water Resources and Power Development Authority, Clean Water Series A, Rev., 5.00%, 3/1/2020	200	202

Water & Sewer — 0.0% (b)
Town of Milliken, Water Activity Enterprise Rev., 3.00%, 12/1/2020	195	198

Total Colorado		31,954

Connecticut — 2.1%
Education — 0.2%
Connecticut State Health and Educational Facilities Authority
Series K-1, Rev., 5.00%, 7/1/2021	665	700
Series K-1, Rev., 5.00%, 7/1/2022	675	730
Connecticut State Health and Educational Facilities Authority, Yale University Issue Series B-1, Rev., 5.00%, 7/1/2020 (c)	4,000	4,088

		5,518

General Obligation — 1.7%
City of Derby
Series A, GO, 5.00%, 8/1/2020	140	143
Series A, GO, 5.00%, 8/1/2021	220	234
Series A, GO, 5.00%, 8/1/2022	75	82
Series A, GO, 5.00%, 8/1/2023	150	169
Series A, GO, 5.00%, 8/1/2024	85	98
City of Hartford
Series B, GO, 4.00%, 4/1/2020 (e)	115	116
City of New Britain
GO, BAN, 5.00%, 12/19/2019	6,500	6,511
City of New Haven
Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,372
Series 2019B, GO, 5.00%, 2/1/2022	700	749
Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,086

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Connecticut
Series C, GO, VRDO, LIQ: Bank of America NA, 1.16%, 12/10/2019 (c)	5,030	5,030
Series 2019A, GO, 5.00%, 4/15/2020	28,040	28,437
Series C, GO, 5.00%, 12/1/2020	475	476
Series G, GO, 5.00%, 11/1/2021	200	214
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1047, GO, VRDO, LIQ: Barclays Bank plc, 1.16%, 12/10/2019 (c) (f)	6,890	6,890
Series 2018-YX1095, GO, VRDO, LIQ: Barclays Bank plc, 1.16%, 12/10/2019 (c) (f)	4,500	4,500
Town of Windham GO, BAN, 3.00%, 10/1/2020	6,250	6,334

		62,441

Hospital — 0.0% (b)
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,068

Housing — 0.1%
Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., VRDO, 1.63%, 11/15/2022 (c)	1,750	1,752

Other Revenue — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2017-YX1077, Rev., VRDO, LIQ: Barclays Bank plc, 1.16%, 12/10/2019 (c) (f)	4,550	4,550

Total Connecticut		75,329

Delaware — 0.0% (b)
Utility — 0.0% (b)
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2020	195	201
Series 2019A, Rev., 5.00%, 10/1/2021	145	154
Series 2019A, Rev., 5.00%, 10/1/2022	150	165
Series 2019A, Rev., 5.00%, 10/1/2023	220	248

		768

Total Delaware		768

District of Columbia — 0.3%
Education — 0.0% (b)
District of Columbia, International School Issue Rev., 5.00%, 7/1/2022	500	541

Other Revenue — 0.1%
District of Columbia, Income Tax Series C, Rev., 4.13%, 12/1/2024	3,710	3,710
District of Columbia, Kipp DC Issue Rev., 5.00%, 7/1/2023	100	112

		3,822

Transportation — 0.2%
Metropolitan Washington Airports Authority, Airport System Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.10%, 12/10/2019 (c)	5,930	5,930

Total District of Columbia		10,293

Florida — 3.0%
Education — 0.1%
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2020	115	118
Rev., 5.00%, 10/1/2021	115	122
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 4.00%, 3/1/2021	60	62
Rev., 4.00%, 3/1/2022	55	58
Rev., 5.00%, 3/1/2023	185	206
Rev., 5.00%, 3/1/2024	110	125
Florida Higher Educational Facilities Financial Authority, St. Leo University Project
Series 2019, Rev., 5.00%, 3/1/2021	350	364
Series 2019, Rev., 5.00%, 3/1/2022	355	377
Series 2019, Rev., 5.00%, 3/1/2023	410	445

		1,877

General Obligation — 0.0% (b)
City of Lauderhill
GO, 3.00%, 1/1/2020	460	461
GO, 3.00%, 1/1/2021	425	433

		894

Hospital — 0.6%
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2007A-2, Rev., VRDO, 1.14%, 12/10/2019 (c)	15,000	15,000

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2020	1,875	1,898
Series 2019A-1, Rev., 5.00%, 4/1/2022	750	813
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	446
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	660
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 1.06%, 12/10/2019 (c)	950	950

		19,767

Other Revenue — 0.1%
Citizens Property Insurance Corp. Series 2015A-1, Rev., 5.00%, 6/1/2020	1,060	1,063
County of Escambia, International Paper Co. Series 2019B, Rev., VRDO, 2.00%, 10/1/2024 (c)	775	782
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	32
Village Community Development District No. 13 Rev.,, 2.63%, 5/1/2024 (f)	500	501
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
5.00%, 3/1/2023	1,335	1,493
5.00%, 3/1/2024	1,160	1,335

		5,206

Prerefunded — 0.3%
County of Miami-Dade, Water and Sewer System Rev., AGM, 5.00%, 10/1/2029 (e)	10,000	10,323
Orlando-Orange County Expressway Authority Series C, Rev., 5.00%, 7/1/2035 (e)	25	25

		10,348

Transportation — 0.4%
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project Series B, Rev., VRDO, AMT, 1.90%, 3/17/2020 (c)	15,000	15,005

Utility — 0.7%
County of Martin, Utilities System Series A, Rev., 5.00%, 10/1/2020	90	93
Orlando Utilities Commission Series B, Rev., VRDO, LIQ: TD Bank NA, 1.06%, 12/10/2019 (c)	25,820	25,820

		25,913

Water & Sewer — 0.8%
Broward County, Water and Sewer Utility Series 2012B, Rev., 5.00%, 10/1/2020	20	21
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ: U.S. Bank NA, 1.13%, 12/2/2019 (c)	30,600	30,600

		30,621

Total Florida		109,631

Georgia — 3.3%
Education — 1.6%
Private Colleges & Universities Authority Series C, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.65%), 1.35%, 12/10/2019 (d)	57,865	57,878

General Obligation — 0.1%
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	32
Dougherty County School District, Sales Tax
Series 2018, GO, 4.00%, 12/1/2019	1,775	1,775
Series 2018, GO, 4.00%, 12/1/2020	1,250	1,286
Hall County School District Series 2018, GO, 5.00%, 11/1/2020	1,250	1,294
Pike County School District GO, 4.00%, 10/1/2020	400	409

		4,796

Hospital — 0.0% (b)
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., RAN, 5.00%, 1/1/2022	100	108

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Savannah Economic Development Authority, International Paper Company Project Series 2019A, Rev., VRDO, 2.00%, 10/1/2024 (c)	825	833

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.0% (b)
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2020	275	281
Series 2017, Rev., 5.00%, 7/1/2021	370	391
Series 2017, Rev., 5.00%, 7/1/2022	300	328

		1,000

Prerefunded — 0.7%
DeKalb County Hospital Authority, Medical Center, Inc. Project
Rev., RAN, 6.00%, 9/1/2030 (e)	5,470	5,668
Rev., RAN, 6.13%, 9/1/2040 (e)	17,925	18,589

		24,257

Transportation — 0.7%
Georgia State Road and Tollway Authority, Federal Highway Series B, Rev., 5.00%, 6/1/2020	15,445	15,739
Metropolitan Atlanta Rapid Transit Authority
Series A, Rev., 3.00%, 7/1/2020	2,900	2,932
Series A, Rev., 3.75%, 7/1/2021	5,585	5,816

		24,487

Utility — 0.2%
Municipal Electric Authority of Georgia Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.12%, 12/10/2019 (c)	5,980	5,980
Water & Sewer — 0.0% (b)
East Point Building Authority, Water and Sewer Project Rev., AGM, 5.00%, 2/1/2020	550	553

Total Georgia		119,892

Hawaii — 0.1%
General Obligation — 0.1%
City and County of Honolulu, Rail Transit Project Series 2017H, GO, VRDO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.40%, 12/10/2019 (d)	5,000	5,000

Idaho — 0.0% (b)
Housing — 0.0% (b)
Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2021	25	26

Transportation — 0.0% (b)
Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2020	425	435

Total Idaho		461

Illinois — 7.0%
Education — 1.6%
Illinois Educational Facilities Authority, University of Chicago
Series B-1, Rev., VRDO, 1.80%, 2/13/2020 (c)	5,500	5,506
Series 1998B, Rev., VRDO, 1.87%, 2/13/2020 (c)	12,490	12,506
Illinois Finance Authority, Chicago International Charter School Project, Refunding and Improvement Rev., 3.00%, 12/1/2019	185	185
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project
Rev., 4.00%, 12/1/2019	200	200
Rev., 4.00%, 12/1/2020	230	236
Rev., 5.00%, 12/1/2021	250	269
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 12/10/2019 (c)	9,050	9,050
Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 1.05%, 12/10/2019 (c)	3,425	3,425
Illinois Finance Authority, The University of Chicago Rev., VRDO, 1.10%, 12/10/2019 (c)	20,028	20,028
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	607
Lake County School District No. 70 Libertyville Series 2019, Rev., 4.00%, 1/1/2023	300	324
Peoria Public Building Commission, School District No. 150 Project Rev., 5.00%, 12/1/2019	300	300
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,785
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates
Series A, Rev., AGM, 4.00%, 12/1/2019	370	370
Series A, Rev., AGM, 4.00%, 12/1/2020	385	395

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., AGM, 4.00%, 12/1/2021	400	421

		56,607

General Obligation — 2.6%
Adams County School District No. 172
GO, AGM, 4.00%, 2/1/2020	300	301
GO, AGM, 4.00%, 2/1/2021	300	308
Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	333
Champaign Coles Et Al Counties Community College District No. 505
Series 2018B, GO, 4.00%, 12/1/2019	2,490	2,490
Series 2018C, GO, 4.00%, 12/1/2019	430	430
Series 2018B, GO, 4.00%, 12/1/2020	1,250	1,284
Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,632
Series 2018C, GO, 4.00%, 12/1/2021	465	489
Chicago Park District, Limited Tax
Series 2011B, GO, 4.00%, 1/1/2020	50	50
Series 2013B, GO, 5.00%, 1/1/2020	225	226
Series 2011B, GO, 4.00%, 1/1/2021	100	102
Series 2013B, GO, 5.00%, 1/1/2021	100	104
Chicago Park District, Unlimited Tax
Series 2011C, GO, 3.00%, 1/1/2020	100	100
Series 2011C, GO, 5.00%, 1/1/2022	175	186
Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	319
City of Calumet Series 2018, GO, 4.00%, 3/1/2020	150	151
City of Kankakee Series 2011A, GO, AGM, 4.30%, 1/1/2021	1,040	1,059
City of Rock Island
Series A, GO, AGM, 2.00%, 12/1/2019	130	130
Series B, GO, AGM, 2.00%, 12/1/2019	150	150
Series B, GO, AGM, 3.00%, 12/1/2020	200	203
Series A, GO, AGM, 3.00%, 12/1/2021	130	134
Series B, GO, AGM, 3.00%, 12/1/2021	200	205
City of Rockford
Series 2019A, GO, AGM, 4.00%, 12/15/2020	100	103
Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	136
Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	144
Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	152
City of Waukegan
Series A, GO, AGM, 3.00%, 12/30/2019	430	431
Series A, GO, AGM, 3.00%, 12/30/2020	590	600
Series A, GO, AGM, 4.00%, 12/30/2023	525	572
Clay Wayne and Marion Counties Community Unit School District No. 35
Series 2019, GO, AGM, 5.00%, 12/1/2019	135	135
Series 2019, GO, AGM, 5.00%, 12/1/2020	145	150
Series 2019, GO, AGM, 5.00%, 12/1/2021	205	219
Series 2019, GO, AGM, 5.00%, 12/1/2022	165	181
Series 2019, GO, AGM, 5.00%, 12/1/2023	175	197
Clinton and St. Clair Counties Community Unit School District No. 3, School Building GO, 5.00%, 12/1/2019	380	380
Cook County
Series 2018, GO, 5.00%, 11/15/2020	900	929
Series 2018, GO, 5.00%, 11/15/2021	700	744
Series A, GO, 5.00%, 11/15/2021	355	378
Series C, GO, 5.00%, 11/15/2022	180	197
Cook County Community College District No. 508 GO, 5.25%, 12/1/2029	250	282
Cook County Community Consolidated School District No. 34 Glenview
GO, 4.00%, 12/1/2019	175	175
GO, 4.00%, 12/1/2020	100	103
GO, 4.00%, 12/1/2021	175	184
GO, 4.00%, 12/1/2022	150	162
GO, 4.00%, 12/1/2023	150	165
Cook County Community Consolidated School District No. 65 Evanston GO, 5.00%, 12/1/2020	270	280

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cook County Community Unit School District No. 401 Elmwood Park Series 2013, GO, 4.00%, 12/1/2023	3,440	3,591
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,780
Series 2019B, GO, 3.50%, 12/1/2022	325	345
Cook County School District No. 100 South Berwyn
Series 2019A, GO, 3.00%, 12/1/2020	100	101
Series 2019C, GO, 3.00%, 12/1/2020	100	102
Series 2019A, GO, 4.00%, 12/1/2021	100	105
Series 2019C, GO, 4.00%, 12/1/2021	165	173
Series 2019A, GO, 4.00%, 12/1/2022	235	251
Series 2019C, GO, 4.00%, 12/1/2022	605	647
Series 2019A, GO, 5.00%, 12/1/2023	345	388
Series 2019C, GO, 5.00%, 12/1/2023	660	742
Cook County School District No. 145, Arbor Park
Series 2019B, GO, 4.00%, 12/1/2021	150	157
Series 2019D, GO, 4.00%, 12/1/2023	110	119
Cook County School District No. 148 Dolton
Series 2018A, GO, 5.00%, 12/1/2021	450	478
Series 2018A, GO, 5.00%, 12/1/2022	725	793
Cook County School District No. 63 East Maine
GO, 5.00%, 12/1/2019	2,305	2,305
GO, 5.00%, 12/1/2020	2,170	2,251
GO, 5.00%, 12/1/2021	1,845	1,980
GO, 5.00%, 12/1/2022	1,935	2,146
Cook County School District No. 99 Cicero
Series 2019B, GO, 5.00%, 12/1/2022	350	384
Series 2019B, GO, 5.00%, 12/1/2023	575	648
Cook County Township High School District No. 208 Riverside-Brookfield Series C, GO, 3.00%, 12/15/2019	690	690
Cook County, Community Consolidated School District No. 146 Tinley Park
GO, 3.00%, 12/1/2019	250	250
GO, 4.00%, 12/1/2020	200	205
GO, 4.00%, 12/1/2021	200	211
Cook County, Proviso Township High School District No. 209 GO, 5.00%, 12/1/2021	2,825	3,027
County of DuPage High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,568
County of Will
Series 2019, GO, 5.00%, 11/15/2020	810	839
Series 2019, GO, 5.00%, 11/15/2021	270	290
Series 2019, GO, 5.00%, 11/15/2022	475	527
Series 2019, GO, 5.00%, 11/15/2023	525	599
DuPage County Community High School District No. 94
GO, 4.00%, 1/1/2020	300	301
GO, 4.00%, 1/1/2021	200	206
Flagg-Rochelle Community Park District
Series A, GO, AGM, 4.00%, 1/1/2021	100	103
Series A, GO, AGM, 4.00%, 1/1/2022	210	220
Series A, GO, AGM, 4.00%, 1/1/2023	220	235
Series A, GO, AGM, 4.00%, 1/1/2024	225	245
Grundy and Will Counties Community Unit School District No. 1 Coal City GO, 4.00%, 2/1/2020	1,595	1,602
Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	788
Grundy Kendall and Will Counties Community High School District No. 111 GO, 4.00%, 1/1/2020	855	857
Hoffman Estates Park District
Series 2019A, GO, 4.00%, 12/1/2020	1,300	1,335
Series 2019A, GO, 4.00%, 12/1/2021	135	142
Series 2019B, GO, 4.00%, 12/1/2023	245	269
Jackson County Community Unit School District No. 186
GO, AGM, 4.00%, 12/1/2019	200	200
GO, AGM, 4.00%, 12/1/2020	265	272

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kendall Kane and Will Counties Community Unit School District No. 308
Series B, GO, 4.00%, 10/1/2020	225	230
Series B, GO, 4.00%, 10/1/2021	255	267
Series B, GO, 5.00%, 10/1/2022	1,375	1,500
La Grange Park District
Series 2012B, GO, 5.00%, 12/1/2021	415	444
Lee & Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2020	50	50
Series 2019A, GO, AGM, 3.00%, 1/30/2021	50	51
Series 2019B, GO, AGM, 3.00%, 1/30/2021	120	122
Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	165
Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	252
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	176
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	264
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	134
Sangamon County Community Unit School District No. 5 Series B, GO, 5.00%, 1/1/2022	1,650	1,767
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2022	165	173
Series 2019C, GO, 4.00%, 1/1/2023	310	333
Series 2019C, GO, 4.00%, 1/1/2024	370	404
State of Illinois
Series D, GO, 5.00%, 11/1/2020	5,000	5,132
GO, 5.00%, 2/1/2024	3,370	3,716
Tazewell and Woodford Counties, Community Unit School District No. 701 Series 2017A, GO, 4.00%, 12/1/2019	260	260
Town of Cicero GO, 5.00%, 12/1/2019	550	550
Village of Antioch
GO, 2.00%, 12/1/2019	285	285
GO, 3.00%, 12/1/2020	290	294
Village of Bartlett
GO, 5.00%, 12/1/2021 (g)	980	1,049
GO, 5.00%, 12/1/2022 (g)	1,065	1,176
GO, 5.00%, 12/1/2023 (g)	1,130	1,283
Village of Bolingbrook
Series A, GO, AGM, 4.00%, 1/1/2020	100	100
Series A, GO, AGM, 4.00%, 1/1/2021	185	190
Village of Flossmoor
GO, 3.00%, 12/1/2019	425	425
GO, 3.00%, 12/1/2020	585	594
GO, 3.00%, 12/1/2021	605	624
Village of Franklin Park GO, 4.00%, 1/1/2021	500	514
Village of Gilberts Series 2011, GO, 4.00%, 12/1/2021	440	450
Village of Hoffman Estates
Series A, GO, 2.00%, 12/1/2019	110	110
GO, 5.00%, 12/1/2019	380	380
Series A, GO, 3.00%, 12/1/2020	110	112
GO, 5.00%, 12/1/2020	270	280
GO, 5.00%, 12/1/2021	210	226
Village of Oswego GO, 2.00%, 12/15/2019	100	100
Village of Palatine Series A, GO, 4.00%, 12/1/2019	1,250	1,250
Village of South Holland Series 2012, GO, 2.00%, 12/15/2019	1,005	1,005
Village of Sugar Grove, Kane County, Waterworks and Sewerage GO, 3.00%, 5/1/2020	390	393
Village of Villa Park
Series B, GO, 4.00%, 12/15/2020	125	128
Series B, GO, 4.00%, 12/15/2021	190	200
Series B, GO, 4.00%, 12/15/2022	200	215
Series B, GO, 4.00%, 12/15/2023	205	225
Village of Villa Park, Illinois Alternate Source
Series 2018C, GO, 3.00%, 12/15/2019	325	325
Series 2018C, GO, 3.00%, 12/15/2020	415	422
Series 2018C, GO, 4.00%, 12/15/2021	505	531

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	137
Village of Woodridge
Series 2017, GO, 3.00%, 2/1/2020	270	271
Series 2017, GO, 3.00%, 2/1/2021	250	254
Washington County Community Unit School Dist No. 10 West Washington
GO, 4.00%, 1/15/2021	740	762
GO, 4.00%, 1/15/2022	575	604
GO, 4.00%, 1/15/2023	685	734
Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	329
Whiteside County Community Unit School District No. 6 Morrison
Series A, GO, AGM, 4.00%, 12/1/2020	205	211
Series A, GO, AGM, 4.00%, 12/1/2021	745	781
Will County Township High School District No. 204 Joliet
GO, 4.00%, 1/1/2021	75	77
GO, 4.00%, 1/1/2023	125	135
Winnebago and Stephenson Counties School District No. 323, School Building GO, 5.00%, 11/1/2020	100	103

		93,126

Hospital — 1.7%
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., VRDO, 1.75%, 4/1/2021 (c)	250	251
Illinois Finance Authority, Little Co. Mary Hospital Series 2008B, Rev., VRDO, LOC: Barclays Bank plc, 1.13%, 12/10/2019 (c)	42,220	42,220
Illinois Finance Authority, Little Company of Mary Hospital and Health Care Centers Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.13%, 12/10/2019 (c)	18,840	18,840

		61,311

Other Revenue — 1.0%
City of Rochelle Series A, Rev., AGM, 3.00%, 6/30/2020	275	278
Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 1.07%, 12/10/2019 (c)	6,115	6,115
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation Series 1992A, Rev., NATL-RE, 0.00%, 6/15/2020	130	129
Peoria Public Building Commission
Series A, Rev., AGM, 3.00%, 12/1/2019	200	200
Series A, Rev., AGM, 3.00%, 12/1/2022	75	78
Series A, Rev., AGM, 4.00%, 12/1/2024	655	727
Sales Tax Securitization Corp. Series C, Rev., 5.00%, 1/1/2023	2,700	2,945
St Charles Public Library District
Series 2019, Rev., 3.00%, 11/1/2020	100	101
Series 2019, Rev., 3.00%, 11/1/2021	85	88
Series 2019, Rev., 4.00%, 11/1/2022	100	107
State of Illinois, Sales Tax, Junior Obligation
Series A, Rev., 5.00%, 6/15/2020	4,600	4,683
Series B, Rev., 5.00%, 6/15/2020	5,000	5,084
Rev., 5.00%, 6/15/2021	110	115
Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,215
Rev., 5.00%, 6/15/2023	990	1,082
Tender Option Bond Trust Receipts/Certificates
Series 2015-XF1045, Rev., VRDO, LIQ: Barclays Bank plc, 1.25%, 12/10/2019 (c) (f)	6,550	6,550
Series 2018, Rev., VRDO, LIQ: Barclays Bank plc, 1.25%, 12/10/2019 (c) (f)	4,500	4,500

		37,997

Prerefunded — 0.1%
Chicago O’Hare International Airport, Third Lien Series 2011C, Rev., 6.50%, 1/1/2041 (e)	5,000	5,286

Special Tax — 0.0% (b)
Village of Hampshire, Special Service Area No. 14, Lakewood Crossing Rev., 1.90%, 3/1/2020	200	200

Transportation — 0.0% (b)
Chicago Midway International Airport, Second Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,038
Series 2014B, Rev., 5.00%, 1/1/2023	150	167

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2016G, Rev., AMT, 5.00%, 1/1/2021	200	208
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	283

		1,696

Water & Sewer — 0.0% (b)
City of Chicago, Wastewater Transmission Series 1998A, Rev., NATL-RE, 0.00%, 1/1/2020	40	40

Total Illinois		256,263

Indiana — 4.0%
Education — 0.4%
Fort Wayne Community School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2020	165	168
Rev., 4.00%, 1/15/2021	100	103
Rev., 4.00%, 7/15/2021	250	261
Rev., 4.00%, 1/15/2022	250	264
Rev., 4.00%, 7/15/2022	125	133
Hammond Multi-School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2020	615	624
Rev., 4.00%, 7/15/2021	670	697
Indiana Finance Authority, Butler University Project
Rev., 3.00%, 2/1/2020	300	301
Rev., 3.00%, 2/1/2021	140	143
Rev., 3.00%, 2/1/2022	210	217
Rev., 3.00%, 2/1/2023	225	237
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2020	50	51
Series A, Rev., 5.00%, 9/15/2021	60	64
Series A, Rev., 5.00%, 9/15/2022	50	54
Series A, Rev., 5.00%, 9/15/2023	75	84
Series A, Rev., 5.00%, 9/15/2024	155	177
North Putnam Middle School Building Corp., Property Tax, First Mortgage
Series 2019, Rev., 3.00%, 1/15/2021	170	173
Series 2019, Rev., 3.00%, 7/15/2021	190	195
Series 2019, Rev., 3.00%, 1/15/2022	250	259
Series 2019, Rev., 3.00%, 7/15/2022	150	157
Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.92%, 12/10/2019 (c)	6,575	6,575
South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax
Rev., 4.00%, 7/15/2020	70	71
Rev., 4.00%, 1/15/2021	100	103
Rev., 4.00%, 7/15/2021	80	84
Southmont School Building Corp., Ad Valorem Property Tax
Rev., 4.00%, 1/15/2020	550	552
Rev., 4.00%, 7/15/2020	190	193
Tippecanoe County School Building Corp.
Rev., 4.00%, 1/15/2020	125	125
Rev., 4.00%, 7/15/2020	240	244
Rev., 4.00%, 1/15/2021	300	310
Rev., 4.00%, 7/15/2021	200	209
Rev., 4.00%, 1/15/2022	365	386
Rev., 4.00%, 7/15/2022	275	295
Rev., 4.00%, 1/15/2023	300	325
Rev., 4.00%, 7/15/2023	380	416

		14,250

General Obligation — 0.4%
Fort Wayne Community Schools
GO, 2.00%, 7/15/2020 (g)	450	452
GO, 4.00%, 1/15/2021 (g)	455	468
GO, 4.00%, 7/15/2021 (g)	630	657
GO, 4.00%, 1/15/2022 (g)	755	796
Franklin Township Community School Corp.
GO, 4.00%, 7/15/2020	1,415	1,437
GO, 4.00%, 1/15/2021	1,465	1,507
Metropolitan School District Washington Township
GO, 4.00%, 7/15/2021 (g)	250	261
GO, 4.00%, 1/15/2022 (g)	590	623
Vinton-Tecumseh School Building Corp. Series C, GO, BAN, 2.50%, 4/1/2020	10,000	10,035

		16,236

Hospital — 1.3%
Indiana Finance Authority, Goshen Health Series B, Rev., VRDO, 2.10%, 11/1/2026 (c)	2,700	2,733

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana Finance Authority, Health Obligation
Series L, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.28%), 1.38%, 12/10/2019 (d)	10,000	10,003
Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,188
Indiana Finance Authority, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 1.10%, 12/10/2019 (c)	1,055	1,055
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Rev., VRDO, 1.37%, 5/1/2020 (c)	3,675	3,677
Series 2001 A-2, Rev., VRDO, 2.00%, 2/1/2023 (c)	25,000	25,494

		48,150

Other Revenue — 1.0%
Indiana Finance Authority, Lease Appropriation Series 2007A-3, Rev., VRDO, LIQ: U.S. Bank NA, 1.14%, 12/2/2019 (c)	27,835	27,835
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.08%, 12/10/2019 (c)	6,995	6,995

		34,830

Prerefunded — 0.0% (b)
Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 1.37%, 5/1/2020 (c) (e)	95	95

Utility — 0.9%
City of Rockport, AEP Generating Company Project
Series A, Rev., VRDO, 1.35%, 9/1/2022 (c)	2,000	1,990
Series B, Rev., VRDO, 1.35%, 9/1/2022 (c)	2,250	2,239
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,941
Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.12%, 12/10/2019 (c)	20,000	20,000

		31,170

Water & Sewer — 0.0% (b)
City of Martinsville, Waterworks
Rev., AGM, 2.00%, 1/1/2020	305	305
Rev., AGM, 2.00%, 7/1/2020	310	312

		617

Total Indiana		145,348

Iowa — 0.6%
Certificate of Participation/Lease — 0.0% (b)
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	327

General Obligation — 0.1%
City of Iowa Falls
GO, 3.00%, 6/1/2020	120	121
GO, 3.00%, 6/1/2023	230	242
City of Sac City
GO, 5.00%, 6/1/2020	150	153
GO, 5.00%, 6/1/2021	160	169
County of Plymouth
GO, AGM, 3.00%, 6/1/2020	280	282
GO, AGM, 3.00%, 6/1/2021	565	579
GO, AGM, 3.00%, 6/1/2022	290	301
Waukee Community School District GO, 5.00%, 6/1/2020	45	46

		1,893

Hospital — 0.5%
Iowa Finance Authority, Health Systems Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.58%), 1.68%, 12/10/2019 (d) (f)	19,950	19,950

Other Revenue — 0.0% (b)
City of Coralville, Annual Appropriation Series 2018D, Rev., 3.00%, 5/1/2020	300	300
State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	422

		722

Total Iowa		22,892

Kansas — 0.5%
Certificate of Participation/Lease — 0.1%
Johnson County Park & Recreation District
Series 2019B, COP, 3.00%, 9/1/2020	340	344
Series 2019A, COP, 5.00%, 9/1/2020	200	206
Series 2019B, COP, 3.00%, 9/1/2021	255	263
Series 2019A, COP, 5.00%, 9/1/2021	240	255
Series 2019B, COP, 3.00%, 9/1/2022	200	209
Series 2019A, COP, 5.00%, 9/1/2022	250	274

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019B, COP, 3.00%, 9/1/2023	200	211
Series 2019A, COP, 5.00%, 9/1/2023	125	141

		1,903

General Obligation — 0.3%
City of Manhattan GO, 1.50%, 6/15/2022 (g)	5,915	5,915
County of Reno, Temporary Notes GO, 3.00%, 12/1/2021	4,605	4,680
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022	100	105
Series 2019A, GO, 3.00%, 11/1/2023	100	106
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	203
Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	130
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	422
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	427

		11,988

Hospital — 0.0% (b)
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc. Series A, Rev., 5.00%, 5/15/2020	440	446

Other Revenue — 0.1%
Overland Park Development Corp., Overland Park Convention Center
Rev., 3.00%, 3/1/2020	2,235	2,244
Rev., 4.00%, 3/1/2021	1,400	1,445

		3,689

Total Kansas		18,026

Kentucky — 1.1%
General Obligation — 0.0% (b)
Lexington-Fayette Urban County Government, Various Purpose Series 2014A, GO, 5.00%, 9/1/2020	20	21

Housing — 0.3%
Kentucky Housing Corp. Rev., VRDO, 1.40%, 6/1/2022 (c)	3,315	3,317
Kentucky Housing Corp., Henry Greene Apartments Project Rev., 2.00%, 9/1/2020 (c)	7,200	7,236

		10,553

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2003A, Rev., VRDO, 1.85%, 4/1/2021 (c)	10,000	10,059

Other Revenue — 0.1%
Kentucky Rural Water Finance Corp., Construction Series E-2018-1, Rev., 2.25%, 3/1/2020	1,565	1,566
Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	98
Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,591

		3,255

Prerefunded — 0.0% (b)
Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2031 (e)	40	42

Transportation — 0.0% (b)
Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,092

Utility — 0.4%
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2020	780	786
Series 2018A, Rev., 4.00%, 4/1/2021	775	800
Series A, Rev., 4.00%, 4/1/2022	1,210	1,277
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., VRDO, AMT, 2.55%, 5/3/2021 (c)	2,750	2,794
Paducah Electric Plant Board
Rev., 5.00%, 10/1/2020	2,250	2,317
Rev., 5.00%, 10/1/2021	2,300	2,447
Rev., 5.00%, 10/1/2022	2,000	2,192
Rev., 5.00%, 10/1/2023	2,000	2,255

		14,868

Total Kentucky		39,890

Louisiana — 1.7%
General Obligation — 0.4%
Calcasieu Parish School District No. 23
GO, 5.00%, 9/1/2023	180	204
GO, 5.00%, 9/1/2024	250	290

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Calcasieu Parish School District No. 31 GO, 3.00%, 3/1/2020	370	372
Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	538
City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	154
Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	152
St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	342
St. Tammany Parish Wide School District No. 12 GO, 2.00%, 3/1/2020	200	200
State of Louisiana Series 2013-C, GO, 5.00%, 7/15/2021	10,105	10,726

		12,978

Hospital — 1.1%
Louisiana Public Facilities Authority, Christus Health Series 2018D, Rev., 5.00%, 7/1/2020	700	715
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.65%), 1.75%, 12/10/2019(d)	40,000	40,136
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 4.00%, 5/15/2020	195	198
Rev., 5.00%, 5/15/2020	325	330

		41,379

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 1.20%, 12/2/2019 (c)	150	150

Other Revenue — 0.2%
City of Youngsville LA
Rev., 3.00%, 12/1/2019	255	255
Rev., 3.00%, 12/1/2020	250	254
Rev., 3.00%, 12/1/2021	255	264
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project Series 2015, Rev., 5.00%, 12/1/2025	715	859
Louisiana Local Government Environmental Facilities and Community Development Authority, Lake Charles Public Improvement Projects Rev., 4.00%, 5/1/2020	200	202
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,600
Louisiana Office Facilities Corp., Lease, Capitol Complex Program Series A, Rev., 5.00%, 5/1/2020	4,290	4,357

		7,791

Transportation — 0.0% (b)
New Orleans Aviation Board, General Airport, North Terminal Project Series A, Rev., 5.00%, 1/1/2020	135	136

Water & Sewer — 0.0% (b)
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	340
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	263

		603

Total Louisiana		63,037

Maryland — 1.5%
Hospital — 1.4%
County of Montgomery, CHE Trinity Health Credit Group Series MD, Rev., VRDO, 1.22%, 3/2/2020 (c)	52,500	52,500

Other Revenue — 0.1%
Maryland Stadium Authority, Construction and Revitalization Program
Series 2018A, Rev., 5.00%, 5/1/2020	800	812
Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,280

		2,092

Total Maryland		54,592

Massachusetts — 4.3%
Education — 0.1%
Massachusetts Development Finance Agency, Suffolk University
Rev., 4.00%, 7/1/2020	250	254
Rev., 5.00%, 7/1/2021	500	529
Rev., 5.00%, 7/1/2022	390	424
Rev., 5.00%, 7/1/2024	350	403

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Development Finance Agency, Western New England University
Rev., 5.00%, 9/1/2020	300	308
Rev., 5.00%, 9/1/2021	265	281

		2,199

General Obligation — 1.5%
City of Greenfield GO, BAN, 2.00%, 10/1/2020	4,853	4,882
City of Lowell GO, BAN, 2.00%, 9/25/2020	4,389	4,414
Commonwealth of Massachusetts Series A, GO, VRDO, (ICE LIBOR USD 3 Month + 0.55%), 1.83%, 2/1/2020 (d)	30,000	30,149
Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, VRDO, 1.70%, 8/1/2022 (c)	5,500	5,565
Masconomet Regional School District GO, 5.00%, 5/1/2020	20	20
Southeastern Massachusetts Regional 911 District GO, BAN, 2.00%, 11/4/2020	7,000	7,040
Town of Bridgewater GO, BAN, 2.25%, 6/26/2020	3,500	3,516

		55,586

Hospital — 0.3%
Massachusetts Development Finance Agency, Partners Healthcare System
Series 2017S-5, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.42%), 1.52%, 12/10/2019 (d)	10,000	10,004
Series 2017S, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.50%), 1.60%, 12/10/2019 (d)	1,500	1,503

		11,507

Housing — 0.1%
Massachusetts Housing Finance Agency, Construction Loan Series 2017A, Rev., 1.85%, 6/1/2020	1,630	1,631

Prerefunded — 0.1%
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series 2011A, GO, 5.00%, 4/1/2028 (e)	20	21
Massachusetts Clean Water Trust (The), Revolving Funds Subseries 16B, Rev., 5.00%, 8/1/2021 (e)	4,720	4,842

		4,863

Transportation — 2.2%
Massachusetts Bay Transportation Authority, Sales Tax Series A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.02%, 12/10/2019 (c)	30,785	30,785
Massachusetts Port Authority
Series 2019-A, Rev., AMT, 5.00%, 7/1/2020	2,295	2,345
Series 2019-A, Rev., AMT, 5.00%, 7/1/2021	3,000	3,174
Series 2019-A, Rev., AMT, 5.00%, 7/1/2022	2,500	2,730
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	11,095
Merrimack Valley Regional Transit Authority Rev., RAN, 2.25%, 6/26/2020	8,400	8,441
Metrowest Regional Transit Authority Rev., RAN, 2.00%, 9/18/2020	9,657	9,716
Pioneer Valley Transit Authority Rev., RAN, 2.00%, 7/16/2020	13,000	13,047

		81,333

Water & Sewer — 0.0% (b)
Massachusetts Clean Water Trust (The), Revolving Funds Series 15A, Rev., 5.00%, 8/1/2020	200	205

Total Massachusetts		157,324

Michigan — 2.8%
Education — 0.8%
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	25,000	27,641

General Obligation — 0.5%
City of Garden, Capital Improvement GO, 4.00%, 10/1/2020	795	813
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2020	75	76
GO, 4.00%, 5/1/2021	150	156
City of Marquette, Limited Tax
GO, 3.00%, 5/1/2020	85	86
GO, 3.00%, 5/1/2021	125	128
Frankenmuth School District School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023 (g)	200	218
Grand Rapids Public Schools
Series 2019, GO, AGM, 5.00%, 11/1/2020	2,075	2,145

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019, GO, AGM, 5.00%, 11/1/2021	2,225	2,381
Series 2019, GO, AGM, 5.00%, 11/1/2023	1,700	1,939
Grosse Pointe Public School System
GO, 4.00%, 5/1/2020	500	506
GO, 4.00%, 5/1/2021	240	249
Hopkins Public Schools
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2020	85	86
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2021	180	187
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	170
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	397
Kalamazoo Public Schools, School Building and Site
GO, 4.00%, 5/1/2020	1,820	1,841
GO, 4.00%, 5/1/2021	775	806
Kelloggsville Public Schools, School Building and Site
GO, AGM, 4.00%, 5/1/2021	360	374
GO, AGM, 4.00%, 5/1/2022	380	405
Leland Public School District
GO, AGM, 4.00%, 5/1/2022	510	543
GO, AGM, 4.00%, 5/1/2023	785	855
Marshall Public Schools Series 2016, GO, Q-SBLF, 4.00%, 5/1/2020	850	860
Wayne-Westland Community Schools, Building and Site
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2020	190	192
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2020	875	897
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2021	200	207
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2021	785	825
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2022	160	170
Series 2019, GO, Q-SBLF, 5.00%, 11/1/2022	290	320

		17,832

Hospital — 0.6%
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,403
Michigan Finance Authority, CHE Trinity Health Credit Group Series MI-1, Rev., VRDO, 1.22%, 3/2/2020 (c)	15,000	15,000
Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group Series A, Subseries 2016A-1, Rev., VRDO, 1.37%, 5/1/2020 (c)	2,095	2,096

		21,499

Housing — 0.3%
Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.12%, 12/10/2019 (c)	9,905	9,905

Other Revenue — 0.6%
Detroit Downtown Development Authority, Tax Increment
Series B, Rev., AGM, 5.00%, 7/1/2020	1,200	1,224
Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	526
Michigan Finance Authority Series A-1, Rev., 4.00%, 8/20/2020	10,000	10,203
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2020	200	203
Rev., 4.00%, 11/15/2021	180	186
Rev., 4.00%, 11/15/2022	180	189
Rev., 4.00%, 11/15/2023	190	202
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0717, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 1.30%, 12/10/2019 (c) (f)	9,410	9,410

		22,143

Transportation — 0.0% (b)
Gerald R Ford International Airport Authority, Limited Tax Rev., 5.00%, 1/1/2021	815	848
Wayne County Airport Authority, Junior Lien
Series 2017B, Rev., AMT, 5.00%, 12/1/2019	550	550
Series B, Rev., AMT, 5.00%, 12/1/2020	550	570

		1,968

Total Michigan		100,988

Minnesota — 0.3%
Certificate of Participation/Lease — 0.1%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2020	180	181
Series 2019C, COP, 5.00%, 2/1/2020	150	151
Series 2019B, COP, 5.00%, 2/1/2021	145	151

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019B, COP, 5.00%, 2/1/2022	160	172
Series 2019C, COP, 5.00%, 2/1/2022	135	145
Series 2019B, COP, 5.00%, 2/1/2023	185	204
St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	971

		1,975

Education — 0.1%
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 2.00%, 12/1/2019	150	150
Rev., 3.00%, 12/1/2020	75	76
Rev., 3.00%, 12/1/2021	75	77
Rev., 3.00%, 12/1/2022	100	104
Rev., 3.00%, 12/1/2023	100	105
Minnesota Higher Education Facilities Authority, Trustees of the Hamline University Series 2017B, Rev., 4.00%, 10/1/2020	780	795
University of Minnesota Series A, Rev., 5.00%, 4/1/2022	2,715	2,957

		4,264

General Obligation — 0.1%
City of Glencoe
Series 2018-A, GO, 3.00%, 8/1/2020	75	76
Series 2018-A, GO, 3.00%, 8/1/2021	80	82
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,878

		2,036

Housing — 0.0% (b)
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2022	200	206
Rev., 3.00%, 8/1/2023	100	104
Rev., 3.00%, 8/1/2024	100	104
Duluth Housing and Redevelopment Authority, Public Schools Academy Project
Series 2018-A, Rev., 3.38%, 11/1/2021	330	336
Series 2018-A, Rev., 3.63%, 11/1/2022	345	356
Series 2018-A, Rev., 3.88%, 11/1/2023	325	341
Housing and Redevelopment Authority of The City of St Paul Minnesota, Parking Enterprise Series A, Rev., 3.00%, 8/1/2020	515	521

		1,968

Other Revenue — 0.0% (b)
State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	400	404

Total Minnesota		10,647

Mississippi — 0.5%
General Obligation — 0.2%
City of Tupelo
Series 2019, GO, 4.00%, 12/1/2019	170	170
Series 2019, GO, 4.00%, 12/1/2020	360	370
Series 2019, GO, 4.00%, 12/1/2021	125	132
Series 2019, GO, 4.00%, 12/1/2022	245	265
Series 2019, GO, 4.00%, 12/1/2023	315	347
State of Mississippi Series F, GO, 5.00%, 11/1/2020	4,000	4,140

		5,424

Hospital — 0.1%
Mississippi Hospital Equipment & Facilities Authority Series B2, Rev., VRDO, 1.80%, 3/2/2020 (c)	2,700	2,700
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project
Series B, Rev., 5.00%, 1/1/2021	270	280
Series B, Rev., 5.00%, 1/1/2022	320	343
Series B, Rev., 5.00%, 1/1/2023	370	409
Series B, Rev., 5.00%, 1/1/2024	370	420

		4,152

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series E, Rev., VRDO, 1.09%, 12/10/2019 (c)	6,200	6,200

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.0% (b)
Mississippi Development Bank, Rankin County Project Rev., 3.00%, 3/1/2022	100	104
Mississippi Development Bank, Special Obligation, Biloxi project
Rev., 3.00%, 3/1/2020	125	125
Rev., 3.00%, 3/1/2021	130	133
Rev., 3.00%, 3/1/2022	175	181
State of Mississippi Series E, Rev., 5.00%, 10/15/2020	100	103
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	749

		1,395

Prerefunded — 0.0% (b)
State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2036 (e)	25	27

Total Mississippi		17,198

Missouri — 1.8%
Certificate of Participation/Lease — 0.0% (b)
Belton School District No. 124 Series 2019, COP, AGM, 4.00%, 1/15/2022	100	105
Blue Eye R-V School District COP, 4.00%, 4/1/2021	75	78
City of Arnold COP, 3.00%, 12/15/2019	120	120
City of Waynesville Series C, COP, 2.00%, 4/15/2020	250	251
County of Stone
COP, 3.00%, 12/1/2019	100	100
COP, 3.00%, 12/1/2020	145	147
Village of Country Club
COP, AGM, 3.00%, 4/1/2020	100	100
COP, AGM, 3.00%, 4/1/2021	165	169

		1,070

Education — 0.1%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019B, Rev., 2.88%, 2/1/2022	3,270	3,283
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

		3,333

General Obligation — 0.0% (b)
Greene County Reorganized School District No. R-8
Series 2019B, GO, 3.00%, 3/1/2022 (g)	500	519
Series 2019B, GO, 3.00%, 3/1/2023 (g)	595	626

		1,145

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Cape Girardeau County IDA, South Eastern Health Series 2017A, Rev., 5.00%, 3/1/2020	320	323
Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	308

		631

Other Revenue — 1.6%
City of Kansas City, Roe Bartle Convention Center Series F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.13%, 12/10/2019 (c)	4,490	4,490
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,429
Missouri Development Finance Board, The Nelson Gallery Foundation Series A, Rev., VRDO, LIQ: U.S. Bank NA, 1.13%, 12/2/2019 (c)	39,970	39,970
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 1.20%, 12/10/2019 (c) (f)	8,200	8,200

		57,089

Transportation — 0.1%
St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,381

Total Missouri		64,649

Montana — 0.1%
Education — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.45%), 1.55%, 12/10/2019 (d)	3,225	3,225

Nebraska — 0.0% (b)
General Obligation — 0.0% (b)
Papio-Missouri River Natural Resource District
GO, 4.00%, 12/15/2019	720	721
GO, 4.00%, 12/15/2020	405	417

		1,138

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.0% (b)
Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Series 2017B, Rev., AGM, 3.00%, 12/15/2020	250	255

Special Tax — 0.0% (b)
City of Omaha
Series A, Rev., 2.20%, 1/15/2021	125	126
Series A, Rev., 5.00%, 1/15/2022	125	135

		261

Total Nebraska		1,654

Nevada — 1.0%
General Obligation — 0.1%
Clark County School District
Series 2014A, GO, 5.00%, 6/15/2020	50	51
Series C, GO, 5.00%, 6/15/2023	2,000	2,245

		2,296

Hospital — 0.0% (b)
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2020	250	256
Rev., 5.00%, 9/1/2027	610	739

		995

Industrial Development Revenue/Pollution Control Revenue — 0.1%
County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., VRDO, 1.85%, 4/15/2022 (c)	4,550	4,595

Transportation — 0.5%
Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	19,607

Utility — 0.1%
Clark County, Nevada Power Co. Projects Rev., VRDO, 1.60%, 5/21/2020 (c)	3,000	3,003

Water & Sewer — 0.2%
County of Washoe, Sierra Pacific Power Company Project Series 2016G, Rev., VRDO, 1.85%, 4/15/2022 (c)	5,000	5,050

Total Nevada		35,546

New Hampshire — 0.2%
Education — 0.2%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College Rev., VRDO, LIQ: U.S. Bank NA, 1.04%, 12/10/2019 (c)	7,310	7,310

New Jersey — 7.7%
Education — 0.2%
New Jersey Economic Development Authority, School Facilities Construction
Series 2017DDD, Rev., 5.00%, 6/15/2020	500	509
Series PP, Rev., 5.00%, 6/15/2020	200	204
Series XX, Rev., 5.00%, 6/15/2021	5,000	5,267
New Jersey Educational Facilities Authority Series C, Rev., 5.00%, 7/1/2021	150	159
New Jersey Educational Facilities Authority, The William Paterson University Series 2012D, Rev., 5.00%, 7/1/2020	100	102

		6,241

General Obligation — 6.2%
Borough of Carlstadt GO, BAN, 2.00%, 6/26/2020	5,000	5,018
Borough of Carteret Series 2019, GO, BAN, 2.25%, 6/5/2020	5,999	6,026
Borough of East Rutherford
GO, AGM, 5.00%, 12/1/2019	145	145
GO, AGM, 5.00%, 12/1/2020	290	301
Borough of Fanwood GO, TAN, 2.00%, 2/14/2020	3,000	3,004
Borough of Franklin NJ/Sussex County GO, BAN, 2.00%, 7/31/2020	2,193	2,201
Borough of Haledon GO, 2.00%, 10/30/2020	3,650	3,672
Borough of Middlesex Series A, GO, BAN, 2.25%, 6/25/2020	5,282	5,311
Borough of Stanhope GO, BAN, 2.00%, 5/21/2020	4,639	4,655
Borough of Sussex GO, BAN, 2.00%, 10/23/2020	2,027	2,037
City of Atlantic, Tax Appeal
Series 2017A, GO, 5.00%, 3/1/2020	650	655
Series 2017B, GO, AGM, 5.00%, 3/1/2020	200	202
City of Bridgeton GO, BAN, 2.00%, 8/21/2020	9,397	9,428

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Englewood GO, 2.00%, 3/27/2020	5,130	5,140
City of Linwood, Bemporary Nobas GO, BAN, 2.00%, 7/21/2020	4,935	4,951
City of Newark GO, 2.00%, 10/7/2020	49,420	49,631
City of Newark, New Jersey School Promissory Notes GO, 2.50%, 7/29/2020	30,582	30,785
City of Orange Township GO, 3.00%, 12/5/2019	3,890	3,890
City of Somers Point GO, BAN, 3.00%, 12/3/2019	6,755	6,755
East Brunswick Township Board of Education, School Energy Savings
GO, 5.00%, 8/1/2020	65	67
GO, 5.00%, 8/1/2021	55	58
GO, 5.00%, 8/1/2022	110	121
Penns Grove-Carneys Point Regional School District GO, 2.50%, 7/10/2020	7,158	7,201
Township of Florence Series 2019A, GO, BAN, 3.00%, 1/21/2020	5,315	5,328
Township of Franklin GO, BAN, 2.00%, 7/17/2020	3,158	3,168
Township of Galloway GO, BAN, 2.00%, 8/13/2020	6,920	6,949
Township of Haddon Series 2019A, GO, BAN, 2.00%, 10/29/2020	15,758	15,861
Township of Logan GO, BAN, 1.75%, 10/21/2020	2,360	2,369
Township of Pemberton Series 2019, GO, BAN, 2.25%, 6/9/2020	6,230	6,259
Township of Springfield GO, BAN, 2.00%, 7/30/2020	11,000	11,045
Township of Upper GO, BAN, 3.25%, 1/24/2020	4,510	4,522
Township of Waterford Series 2019A, GO, BAN, 2.00%, 12/1/2020	2,718	2,736
Township of West Orange GO, BAN, 2.00%, 7/24/2020	6,692	6,718
Township of Westampton Series B, GO, BAN, 2.00%, 6/4/2020	2,205	2,210
Township of Willingboro Series 2019, GO, BAN, 2.75%, 4/24/2020	4,973	5,000

		223,419

Hospital — 0.0% (b)
New Jersey Health Care Facilities Financing Authority, Holy Name Medical Center Series 2010, Rev., 4.50%, 7/1/2020	375	381

Housing — 0.4%
New Jersey Housing & Mortgage Finance Agency, Oceanport Gardens Series C, Rev., VRDO, 1.58%, 6/1/2020 (c)	1,000	1,001
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Garden Spires Project Series 2018A, Rev., VRDO, 2.02%, 8/1/2020 (c)	8,000	8,032
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., VRDO, 2.45%, 10/1/2020 (c)	4,500	4,539

		13,572

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Passaic County Utilities Authority, Solid Waste Disposal
Series 2018, Rev., 4.25%, 3/1/2020	180	181
Series 2018, Rev., 4.38%, 3/1/2021	255	265

		446

Other Revenue — 0.2%
Garden State Preservation Trust Series A, Rev., 5.00%, 11/1/2020	25	26
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0058, Rev., VRDO, LIQ: Barclays Bank plc, 1.22%, 12/10/2019 (c) (f)	5,000	5,000
The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	366
Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2020	3,000	3,051

		8,443

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority Series 2013A, Rev., 5.00%, 6/15/2020	9,635	9,816
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,327

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey Transportation Trust Fund Authority, Transportation System Series B-4, Rev., 5.25%, 12/15/2019	225	225
New Jersey Turnpike Authority
Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%), 1.59%, 1/1/2020 (d)	4,000	4,006
Series B, Rev., 5.00%, 1/1/2025	5,345	5,952

		26,326

Water & Sewer — 0.0% (b)
Logan Township Municipal Utilities Authority Rev., 4.00%, 5/1/2020	100	101

Total New Jersey		278,929

New Mexico — 0.4%
General Obligation — 0.1%
Albuquerque Municipal School District No. 12, Education Technology Notes GO, 5.00%, 8/1/2020	25	25
County of Sandoval
GO, 3.00%, 8/1/2020	330	334
GO, 5.00%, 8/1/2021	535	568
GO, 5.00%, 8/1/2022	560	616
University of New Mexico, Gallup Branch Community College District Series 2012, GO, 2.00%, 10/15/2022	1,500	1,501

		3,044

Other Revenue — 0.1%
City of Farmington Rev., VRDO, 1.87%, 4/1/2020 (c)	5,000	5,003
City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	600

		5,603

Utility — 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group – La Vida Llena Expansion Project
Series C, Rev., 2.25%, 7/1/2023	1,525	1,526
Series C, Rev., 2.38%, 7/1/2024	1,525	1,526

		3,052

Water & Sewer — 0.1%
City of Rio Rancho NM Water and Wastewater System
Rev., 5.00%, 5/15/2020	825	839
Rev., 5.00%, 5/15/2021	720	760
Rev., 5.00%, 5/15/2022	1,250	1,363

		2,962

Total New Mexico		14,661

New York — 15.1%
Education — 0.1%
Hempstead Town Local Development Corp., Adelphi University Project
Series 2019, Rev., 4.00%, 2/1/2020	100	101
Series 2019, Rev., 4.00%, 2/1/2021	75	77
Series 2019, Rev., 4.00%, 2/1/2022	50	53
Series 2019, Rev., 4.00%, 2/1/2023	100	108
Series 2019, Rev., 4.00%, 2/1/2024	200	221
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,043

		1,603

General Obligation — 9.2%
Batavia City School District GO, BAN, 2.00%, 6/16/2020	8,069	8,096
Beacon City School District GO, BAN, 2.50%, 6/19/2020	8,944	9,006
Brasher Falls Central School District GO, BAN, 2.00%, 7/15/2020	3,900	3,917
Carmel Central School District GO, TAN, 1.75%, 12/27/2019	9,000	9,003
Chateaugay Central School District Series A, GO, BAN, 2.00%, 12/19/2019	4,235	4,237
City of Ithaca Series B, GO, BAN, 2.00%, 7/24/2020	2,310	2,318
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2020	450	458
GO, 5.00%, 6/1/2021	475	502
GO, 5.00%, 6/1/2022	500	546
GO, 5.00%, 6/1/2023	525	591
GO, 5.00%, 6/1/2024	545	631
City of New York Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 1.08%, 12/10/2019 (c)	20,000	20,000
Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.08%, 12/10/2019 (c)	17,850	17,850
City of Ogdensburg Series 2019, GO, BAN, 3.00%, 4/24/2020	1,500	1,507

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Troy Series B, GO, BAN, 2.00%, 7/31/2020	8,272	8,303
City of Yonkers
Series 2019A, GO, BAN, 2.25%, 12/17/2019	22,600	22,610
Series 2019A, GO, BAN, 3.00%, 12/17/2019	10,000	10,007
Clifton-Fine Central School District GO, BAN, 1.75%, 7/15/2020	3,980	3,987
County of Clinton Series B, GO, BAN, 2.00%, 7/30/2020	7,389	7,418
County of Orange, Public Improvement GO, 5.00%, 2/1/2023	2,295	2,574
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	318
Fallsburg Central School District GO, BAN, 2.00%, 6/26/2020	9,000	9,032
Fort Ann Central School District GO, BAN, 2.25%, 6/26/2020	3,355	3,370
General Brown Central School District GO, BAN, 2.25%, 6/26/2020	5,500	5,530
Geneva City School District GO, RAN, 2.25%, 6/24/2020	6,000	6,030
Germantown Central School District GO, BAN, 2.25%, 6/26/2020	8,890	8,939
Gorham-Middlesex Central School District GO, BAN, 2.25%, 6/25/2020	9,500	9,552
Gouverneur Central School District GO, BAN, 2.00%, 6/26/2020	6,500	6,523
Grand Island Central School District GO, BAN, 2.00%, 8/13/2020	5,300	5,323
Hartford Central School District GO, BAN, 2.00%, 6/18/2020	3,760	3,774
Hempstead Union Free School District GO, TAN, 2.50%, 6/25/2020	6,750	6,791
Hinsdale Central School District GO, BAN, 2.25%, 6/26/2020	4,570	4,594
Johnson City Central School District GO, BAN, 2.00%, 8/7/2020	2,292	2,301
Lansing Central School District GO, BAN, 2.00%, 6/30/2020	3,150	3,160
Lewiston-Porter Central School District Series A, GO, BAN, 2.50%, 6/17/2020	3,750	3,775
Lynbrook Union Free School District GO, BAN, 2.00%, 6/26/2020	7,000	7,028
Menands Union Free School District GO, BAN, 2.25%, 6/26/2020	7,200	7,236
Morrisville-Eaton Central School District GO, BAN, 2.00%, 6/26/2020	5,372	5,395
Mount Vernon City School District
GO, 5.00%, 12/1/2021	885	953
GO, 5.00%, 12/1/2022	1,965	2,199
Peru Central School District GO, BAN, 2.00%, 6/26/2020	5,500	5,519
Poland Central School District GO, BAN, 2.25%, 6/26/2020	11,741	11,807
Rocky Point Union Free School District GO, TAN, 2.00%, 6/25/2020	4,500	4,516
Romulus Central School District GO, BAN, 2.00%, 6/26/2020	7,700	7,726
Salamanca City School District GO, BAN, 1.75%, 6/26/2020	8,600	8,618
Sharon Springs Central School District GO, BAN, 2.00%, 6/26/2020	3,540	3,553
Shenendehowa Central School District GO, BAN, 1.95%, 6/26/2020	6,000	6,020
Sherburne Earlville Central School District GO, BAN, 2.00%, 6/26/2020	10,095	10,129
Southwestern Central School District Series B, GO, BAN, 2.00%, 7/22/2020	8,464	8,495
St Regis Falls Central School District GO, BAN, 2.00%, 7/8/2020	4,751	4,770
Stillwater Central School District GO, BAN, 2.00%, 6/26/2020	6,100	6,126
Tioga Central School District GO, BAN, 2.00%, 8/14/2020	5,150	5,172
Town of East Fishkill Series A, GO, BAN, 3.50%, 12/17/2019	3,426	3,429
Town of LaGrange Series B, GO, BAN, 2.50%, 6/12/2020	3,780	3,805
Town of Victor GO, BAN, 2.00%, 7/30/2020	5,000	5,018
Wheatland Chili Central School District GO, BAN, 2.25%, 6/24/2020	4,940	4,967

		335,054

Hospital — 0.0% (b)
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series A, Rev., 3.00%, 11/1/2020	575	580
New York State Dormitory Authority, Mount Sinai Hospital Series 2010A, Rev., 5.00%, 7/1/2020 (e)	45	46

		626

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 2.9%
New York City Transitional Finance Authority Future Tax Secured Subseries B-5, Rev., VRDO, LIQ: U.S. Bank NA, 1.16%, 12/2/2019 (c)	40,745	40,745
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 12/2/2019 (c)	35,000	35,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries A-7, Rev., VRDO, LIQ: State Street Bank & Trust, 1.06%, 12/10/2019 (c)	21,030	21,030
New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 1.07%, 12/10/2019 (c)	2,495	2,495
New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group Series 2015A, Rev., 4.00%, 5/1/2020	150	152
New York State Dormitory Authority, Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	478
Schenectady Metroplex Development Authority Series 2018A, Rev., BAN, 4.00%, 12/27/2019	1,240	1,242
Tender Option Bond Trust Receipts/Certificates Series 2017-XF0591, Rev., VRDO, LIQ: Bank of America NA, 1.25%, 12/10/2019 (c) (f)	6,000	6,000

		107,142

Prerefunded — 0.3%
New York City Water and Sewer System Rev., 5.00%, 6/15/2047 (e)	7,165	8,128
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2011A, Rev., 5.00%, 1/1/2028 (e)	1,120	1,213

		9,341

Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 2/15/2021	200	209

Transportation — 2.0%
Metropolitan Transportation Authority
Series 2018B-1A, Rev., BAN, 5.00%, 5/15/2020	10,010	10,175
Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,000	21,668
New York State Thruway Authority Series L, Rev., 5.00%, 1/1/2021	50	52
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,670
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2020	500	506
Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,615
Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	913
Port Authority of New York and New Jersey Rev., AMT, 5.00%, 9/15/2023	10,000	11,322
Triborough Bridge and Tunnel Authority Series D, Rev., VRDO, (SOFR + 0.50%), 1.53%, 12/2/2019 (d)	10,000	10,014

		71,935

Water & Sewer — 0.6%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.08%, 12/10/2019 (c)	12,560	12,560
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.10%, 12/10/2019 (c)	5,680	5,680
New York City Water and Sewer System, Second General Resolution Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 1.08%, 12/10/2019 (c)	5,090	5,090

		23,330

Total New York		549,240

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Carolina — 0.7%
Education — 0.1%
North Carolina Capital Facilities Finance Agency, Meredith College Rev., 5.00%, 6/1/2020	275	280
University of North Carolina, Chapel Hill Series B, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.40%), 1.59%, 1/1/2020 (d)	3,750	3,753
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 4.00%, 10/1/2020	120	123

		4,156

General Obligation — 0.0% (b)
County of Union Series A, GO, 5.00%, 3/1/2020	20	20

Hospital — 0.4%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019B, Rev., VRDO, 2.20%, 12/1/2022 (c)	13,500	13,686

Housing — 0.1%
Asheville Housing Authority, Ledgewood Village, Multifamily Housing Rev., VRDO, 1.90%, 12/1/2020 (c)	4,000	4,000

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., VRDO, 2.00%, 10/1/2024 (c)	825	833
Series 2019B, Rev., VRDO, 2.00%, 10/1/2024 (c)	825	833

		1,666

Other Revenue — 0.0% (b)
County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	21

Transportation — 0.0% (b)
North Carolina Turnpike Authority, Monroe Connector System Series 2011, Rev., 5.00%, 7/1/2020	420	429

Total North Carolina		23,978

Ohio — 3.3%
Certificate of Participation/Lease — 0.0% (b)
Euclid City School District
COP, 4.00%, 12/1/2023	70	76
COP, 4.00%, 12/1/2024	70	78
Goshen Local School District, School Facilities Project
COP, 4.00%, 12/15/2019	240	240
COP, 1.50%, 12/15/2020	280	281

		675

General Obligation — 1.1%
City of Cincinnati, Unlimited Tax Refunding and Improvement Series 2014A, GO, 5.00%, 12/1/2019	5,925	5,925
City of Elyria
Series 2019-2, GO, 4.00%, 12/1/2021 (g)	1,010	1,064
Series 2019-2, GO, 4.00%, 12/1/2022 (g)	935	1,008
City of Elyria, Improvement, Various Purpose GO, 5.00%, 12/1/2019	1,340	1,340
City of Euclid, Various Purpose Improvement Series 2019, GO, BAN, 3.00%, 4/30/2020	1,350	1,360
City of Gahanna GO, BAN, 3.00%, 8/6/2020	1,400	1,415
City of Lorain, Streetscape Improvements GO, BAN, 3.00%, 6/18/2020	540	545
City of Marysville, Various Purpose Series 2019B, GO, BAN, 3.00%, 3/26/2020	910	915
City of Middletown, Various Purpose GO, 4.00%, 12/1/2019	500	500
City of Moraine GO, BAN, 2.50%, 6/25/2020	2,725	2,742
City of Olmsted Falls, Various Purpose Series 2019, GO, BAN, 3.00%, 6/11/2020	1,365	1,377
City of Rocky River GO, BAN, 2.00%, 9/24/2020	3,375	3,395
City of Seven Hills Series 2019C, GO, BAN, 3.50%, 4/9/2020	700	705
City of Seven Hills, Capital Improvement Series 2019, GO, BAN, 3.00%, 4/9/2020	500	503
City of Toledo
GO, AGM, 2.00%, 12/1/2019	180	180
GO, AGM, 4.00%, 12/1/2020	100	103
City of Toledo, Capital Improvement
GO, AGM, 5.00%, 12/1/2020 (g)	615	637

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, AGM, 5.00%, 12/1/2021 (g)	1,275	1,366
GO, AGM, 5.00%, 12/1/2022 (g)	1,305	1,445
City of Willoughby GO, BAN, 2.25%, 6/19/2020	6,400	6,433
County of Licking Series 2019, GO, BAN, 3.00%, 5/8/2020	1,500	1,511
County of Mahoning, Various Purpose Notes GO, 3.00%, 9/16/2020	3,100	3,141
County of Union GO, BAN, 2.00%, 9/9/2020	1,500	1,508
Township of Violet GO, BAN, 3.00%, 1/9/2020	1,500	1,503
Zanesville City School District GO, 4.00%, 12/1/2021	595	628

		41,249

Hospital — 1.3%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	134
City of Centerville, Graceworks Lutheran Services
Rev., 5.00%, 11/1/2020	275	281
Rev., 5.00%, 11/1/2021	285	297
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,173
County of Franklin, Ohio Hospital Facilities Series C, Rev., VRDO, 1.11%, 12/10/2019 (c)	27,470	27,470
County of Ross, Adena Health System
Rev., 5.00%, 12/1/2020	1,000	1,037
Rev., 5.00%, 12/1/2021	335	359
Rev., 5.00%, 12/1/2022	355	393
Rev., 5.00%, 12/1/2023	490	556
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	53
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.43%), 1.53%, 12/10/2019 (d)	5,000	5,010
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.28%, 12/2/2019 (c)	8,250	8,250

		46,013

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Ohio Water Development Authority, Water Pollution Control Loan Fund Rev., 5.25%, 12/1/2020	35	36

Other Revenue — 0.2%
City of Cleveland, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	293
City of Whitehall Rev., 2.25%, 12/9/2020 (g)	3,810	3,838
County of Mahoning, Various Purpose Sales Tax Supported Improvement Notes Rev., 3.00%, 9/16/2020	750	760
Village of Obetz
Rev., 5.00%, 12/1/2019	110	110
Rev., 5.00%, 12/1/2020	185	192
Rev., 5.00%, 12/1/2021	125	134

		5,327

Transportation — 0.2%
City of Cleveland, Airport System Series 2006A, Rev., AGM-CR, AMBAC, 5.25%, 1/1/2020	2,000	2,006
Columbus Regional Airport Authority, Columbus Ohio Regional Airport Authority Rev., VRDO, LOC: U.S. Bank NA, 1.09%, 12/10/2019 (c)	5,665	5,665

		7,671

Utility — 0.3%
American Municipal Power, Inc. Series 2019A, Rev., VRDO, 2.30%, 2/15/2022 (c)	10,000	10,150

Water & Sewer — 0.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016 A, Rev., LIQ: TD Bank NA, 1.06%, 12/10/2019 (c)	7,500	7,500

Total Ohio		118,621

Oklahoma — 0.4%
Education — 0.3%
Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2019, Rev., 5.00%, 12/1/2020	2,050	2,115

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
Series 2019, Rev., 4.00%, 9/1/2020	110	112
Series 2019, Rev., 4.00%, 9/1/2021	150	157
Series 2019, Rev., 4.00%, 9/1/2022	125	133
Series 2019, Rev., 4.00%, 9/1/2023	270	293
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2020	1,200	1,222
Cushing Educational Facilities Authority, Public Schools Project Rev., 5.00%, 9/1/2020	50	51
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2021	410	431
Rev., 4.00%, 12/1/2023	450	493
Ellis County Educational Facilities Authority, Fargo-Gaage Public Schools Project
Rev., 3.00%, 3/1/2022	725	749
Rev., 3.00%, 3/1/2023	730	765
Grady County School Finance Authority, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2021	250	262
Rev., 4.00%, 9/1/2022	200	214
Rev., 4.00%, 9/1/2023	300	329
Rev., 4.00%, 9/1/2024	245	274
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project
Rev., 3.00%, 3/1/2022	165	171
Rev., 3.00%, 3/1/2023	385	402
Rev., 3.00%, 3/1/2024	270	285
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 2.00%, 9/1/2020	70	70
Rev., 5.00%, 9/1/2021	325	346
Rev., 2.00%, 9/1/2022	125	127
Rev., 4.00%, 9/1/2023	175	190
Rev., 4.00%, 9/1/2024	435	482

		9,673

Housing — 0.1%
Oklahoma Housing Finance Agency, Green Rural Development Portfolio Series 2018, Rev., VRDO, 1.90%, 3/1/2020 (c)	1,500	1,502
Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., VRDO, 2.37%, 10/1/2020 (c)	2,375	2,395

		3,897

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Elk City Industrial Authority Rev., 2.00%, 5/1/2023	140	142

Prerefunded — 0.0% (b)
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series B, Rev., 5.00%, 1/1/2029 (e)	20	21

Total Oklahoma		13,733

Oregon — 0.2%
General Obligation — 0.1%
County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	1,983
Salem-Keizer School District No. 24J
GO, 4.00%, 6/15/2020	225	229
GO, 4.00%, 6/15/2021	175	183
GO, 5.00%, 6/15/2021	500	529

		2,924

Housing — 0.1%
State of Oregon Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., VRDO, 0.00%, 12/6/2019 (c)	3,350	3,350

Total Oregon		6,274

Pennsylvania — 8.2%
Education — 3.0%
Pennsylvania Higher Educational Facilities Authority Series AN, Rev., 5.00%, 6/15/2020	5,975	6,097
Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., VRDO, 2.72%, 5/1/2021 (c)	2,500	2,509
School District of Philadelphia (The) Series C, Rev., TRAN, 4.00%, 3/31/2020	43,000	43,385
State Public School Building Authority, Community College of Philadelphia Project
Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	311
Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	337

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.24%), 1.34%, 12/10/2019 (d)	11,510	11,507
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.36%), 0.00%, 12/10/2019 (d)	47,000	47,000

		111,146

General Obligation — 2.2%
Allentown City School District GO, 2.05%, 1/2/2020	3,750	3,751
Apollo-Ridge School District
Series 2019A, GO, 2.00%, 9/1/2022 (g)	375	380
Series 2019A, GO, 4.00%, 9/1/2023 (g)	385	420
Series 2019A, GO, 4.00%, 9/1/2024 (g)	450	499
Armstrong School District
Series A, GO, 3.00%, 3/15/2020	165	166
Series B, GO, 3.00%, 3/15/2020	160	161
Series A, GO, 3.00%, 3/15/2021	230	235
Series B, GO, 3.00%, 3/15/2021	105	107
Series A, GO, 3.00%, 3/15/2022	235	243
Series B, GO, 3.00%, 3/15/2022	300	310
Series A, GO, 3.00%, 3/15/2023	240	251
Series B, GO, 3.00%, 3/15/2023	400	419
Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	14,060
Big Beaver Falls Area School District
GO, 4.00%, 3/15/2022 (g)	1,155	1,219
GO, 5.00%, 3/15/2023 (g)	1,200	1,332
Burgettstown Area School District
Series A, GO, 3.00%, 3/15/2022	100	103
Series A, GO, 4.00%, 3/15/2023	200	214
Butler Area School District GO, AGM, 4.00%, 10/1/2020	865	884
Carmichaels Area School District
GO, 4.00%, 9/1/2022	190	202
GO, 4.00%, 9/1/2023	150	163
City of Altoona, Guaranteed Sewer
GO, AGM, 2.00%, 12/1/2019	825	825
GO, AGM, 5.00%, 12/1/2020	315	326
GO, AGM, 5.00%, 12/1/2021	265	283
GO, AGM, 5.00%, 12/1/2022	200	221
GO, AGM, 5.00%, 12/1/2023	300	340
City of Philadelphia
Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 1.11%, 12/10/2019 (c)	12,965	12,965
Series 2019A, GO, 5.00%, 8/1/2020	1,725	1,769
Series 2012A, GO, 5.00%, 9/15/2021	45	48
Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,211
Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	570
Connellsville Area School District
Series A, GO, AGM, 2.00%, 5/15/2020	145	145
Series A, GO, AGM, 2.00%, 5/15/2021	70	71
Series A, GO, AGM, 2.00%, 5/15/2022	70	71
Series A, GO, AGM, 2.00%, 5/15/2023	70	71
Cornell School District
GO, AGM, 2.00%, 9/1/2020	200	201
GO, AGM, 2.00%, 9/1/2021	200	202
GO, AGM, 4.00%, 9/1/2022	200	213
County of Armstrong
Series A, GO, 4.00%, 6/1/2021	230	239
Series A, GO, 4.00%, 6/1/2022	430	458
Series A, GO, 5.00%, 6/1/2023	225	252
County of Somerset
GO, 2.00%, 10/1/2020	225	226
GO, 2.00%, 10/1/2021	285	287
GO, 2.00%, 10/1/2022	340	344
GO, 2.00%, 10/1/2023	335	340
GO, 2.00%, 10/1/2024	300	304
Dallas School District
Series 2019, GO, AGM, 4.00%, 10/15/2020	290	297
Series 2019, GO, AGM, 4.00%, 10/15/2021	275	289
Series 2019, GO, AGM, 4.00%, 10/15/2022	300	322
Series 2019, GO, AGM, 5.00%, 10/15/2023	175	199
Series 2019, GO, AGM, 5.00%, 10/15/2024	325	379
Iroquois School District
GO, 3.00%, 10/1/2020	185	188
GO, 4.00%, 10/1/2021	300	314
GO, 4.00%, 10/1/2022	390	419
GO, 4.00%, 10/1/2023	200	219

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	198
Lower Merion School District Series B, GO, VRDO, LOC: U.S. Bank NA, 1.06%, 12/10/2019 (c)	3,950	3,950
Mars Area School District
Series 2019B, GO, AGM, 5.00%, 9/1/2020	145	149
Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	128
Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	129
Montour School District GO, 3.00%, 10/1/2023	200	211
Muncy School District GO, 4.00%, 5/15/2023	345	374
Municipality of Monroeville GO, 3.00%, 6/1/2020	1,075	1,084
Municipality of Penn Hills
Series A, GO, 3.00%, 12/1/2019	295	295
Series A, GO, 3.00%, 12/1/2020	275	280
Series A, GO, 3.00%, 12/1/2021	340	352
Series A, GO, 3.00%, 12/1/2022	345	361
Series A, GO, 3.00%, 12/1/2023	305	323
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2021	100	105
Series 2019AA, GO, 4.00%, 9/1/2022	150	160
Series 2019AA, GO, 4.00%, 9/1/2023	200	218
Northeast Bradford School District
GO, AGM, 2.00%, 6/1/2020	125	126
GO, AGM, 2.00%, 6/1/2021	150	151
GO, AGM, 2.00%, 6/1/2022	320	324
GO, AGM, 3.00%, 6/1/2023	330	347
Northwestern Lehigh School District
Series 2019, GO, 5.00%, 2/15/2021	155	162
Series 2019, GO, 5.00%, 2/15/2023	680	758
Parkland School District GO, 4.00%, 4/15/2020	1,500	1,516
Pittsburgh School District
Series 2019, GO, 5.00%, 9/1/2022	1,690	1,864
Series 2019, GO, 5.00%, 9/1/2023	1,810	2,058
School District of Philadelphia (The)
Series 2019A, GO, 5.00%, 9/1/2020	600	617
Series 2019A, GO, 5.00%, 9/1/2021	800	850
Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,153
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,186
School District of the City of Erie (The)
Series 2019B, GO, AGM, 5.00%, 4/1/2020	420	425
Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	418
Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	352
Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	350
Selinsgrove Area School District
Series A, GO, 2.00%, 3/1/2020	100	100
Series B, GO, 3.00%, 3/1/2020	110	110
Series A, GO, 2.00%, 9/1/2020	100	101
Series A, GO, 2.00%, 3/1/2021	5	5
Series B, GO, 3.00%, 3/1/2021	110	112
Series A, GO, 2.00%, 9/1/2021	125	127
Series A, GO, 2.00%, 3/1/2022	5	5
Series B, GO, 3.00%, 3/1/2022	130	135
Series A, GO, 2.00%, 9/1/2022	400	407
Series A, GO, 2.00%, 3/1/2023	5	5
Series B, GO, 3.00%, 3/1/2023	95	100
Series A, GO, 2.00%, 9/1/2023	585	597
Steel Valley School District
Series 2019B, GO, 3.00%, 11/1/2021	230	236
Series 2019B, GO, 4.00%, 11/1/2022	240	256
Series 2019B, GO, 4.00%, 11/1/2023	250	272
Steelton-Highspire School District
GO, 4.00%, 11/15/2022	60	64
GO, 4.00%, 11/15/2023	85	92
Township of East Pennsboro, Cumberland County
Series 2019, GO, 3.00%, 9/1/2020	150	152

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019, GO, 3.00%, 9/1/2021	190	196
Series 2019, GO, 3.00%, 9/1/2022	175	183
Township of Rostraver
GO, AGM, 3.00%, 9/1/2020	140	142
GO, AGM, 4.00%, 9/1/2021	100	105
Waynesboro Area School District, Franklin County
Series 2019, GO, 5.00%, 10/1/2020	485	499
Series 2019, GO, 5.00%, 10/1/2021	580	618
Series 2019, GO, 5.00%, 10/1/2022	305	336
Series 2019, GO, 5.00%, 10/1/2023	320	364
Wilkes-Barre Area School District Series 2019, GO, 5.00%, 4/15/2023	115	128
Wyalusing Area School District, Bradford and Wyoming Counties
Series 2019, GO, AGM, 4.00%, 4/1/2021	375	388
Series 2019, GO, AGM, 4.00%, 4/1/2022	315	333
Series 2019, GO, AGM, 4.00%, 4/1/2023	400	433

		81,302

Hospital — 0.5%
General Authority of Southcentral, Wellspan Health Obligation Series C, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 12/10/2019 (c)	16,000	16,000
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project Series 2019B, Rev., 2.88%, 12/15/2023	1,000	1,000
Northampton County General Purpose Authority, Saint Luke’s Hospital Project Series 2010A, Rev., 5.00%, 8/15/2020	25	26

		17,026

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	528
Lackawanna County Industrial Development Authority, University of Scranton
Rev., 4.00%, 11/1/2020	100	103
Rev., 5.00%, 11/1/2021	1,000	1,070
Montgomery County Industrial Development Authority, Meadowood Senior Living Project
Series 2018A, Rev., 3.00%, 12/1/2019	140	140
Series A, Rev., 3.00%, 12/1/2020	250	253
Series A, Rev., 3.00%, 12/1/2021	250	255

		2,349

Other Revenue — 0.7%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (f)	250	271
City of Lebanon Authority
Rev., 4.00%, 12/15/2020 (g)	405	416
Rev., 4.00%, 12/15/2021 (g)	240	252
Rev., 4.00%, 12/15/2022 (g)	275	297
Rev., 4.00%, 12/15/2023 (g)	360	397
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2020	555	565
Series 2018, Rev., 5.00%, 6/1/2021	535	563
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., VRDO, 2.00%, 4/30/2020 (c)	250	250
Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 1.05%, 12/10/2019 (c)	5,385	5,385
Tender Option Bond Trust Receipts/Certificates
Series 2018-XL0060, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.20%, 12/10/2019 (c) (f)	5,650	5,650
Series 2018-XX1, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.20%, 12/10/2019 (c) (f)	8,000	8,000
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., VRDO, 2.25%, 6/1/2020 (c)	1,850	1,850

		23,896

Prerefunded — 0.0% (b)
City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2027 (e)	1,465	1,627

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pennsylvania Turnpike Commission, Convertible Capital Appreciation Series B2, Rev., 5.35%, 12/1/2024 (e)	30	31
Pennsylvania Turnpike Commission, Oil Franchise Tax Series A-2, Rev., AGC, 5.00%, 12/1/2023 (e)	30	30

		1,688

Transportation — 0.9%
Pennsylvania Turnpike Commission
Series 2nd, Rev., VRDO, LOC: TD Bank NA, 1.12%, 12/10/2019 (c)	12,855	12,855
Series A-1, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.60%), 1.70%, 12/10/2019 (d)	18,000	18,091
Series B, Subseries B-2, Rev., 5.00%, 6/1/2020	50	51
Series A, Rev., 5.00%, 12/1/2022	1,000	1,110
Series A, Rev., 5.00%, 12/1/2023	1,000	1,143
Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	114

		33,364

Utility — 0.7%
Philadelphia Gas Works Co. Series A-2, Rev., VRDO, LOC: TD Bank NA, 1.12%, 12/10/2019 (c)	13,300	13,300
Philadelphia Gas Works Co., 1998 General Ordinance Series C, Rev., VRDO, LOC: Barclays Bank plc, 1.11%, 12/10/2019 (c)	10,585	10,585

		23,885

Water & Sewer — 0.1%
Ambridge Borough Water Authority
Rev., 3.00%, 11/15/2020	195	198
Rev., 4.00%, 11/15/2021	160	168
Rev., 4.00%, 11/15/2022	175	188
Rev., 4.00%, 11/15/2023	175	192
Charleroi Borough Authority, Water System
Rev., AGM, 2.00%, 12/1/2019	120	120
Rev., AGM, 3.00%, 12/1/2020	305	310
Rev., AGM, 4.00%, 12/1/2021	225	237
Rev., AGM, 4.00%, 12/1/2022	165	177
Rev., AGM, 4.00%, 12/1/2023	225	247
Middletown Township Sewer Authority
Rev., 3.00%, 10/1/2020	270	274
Rev., 4.00%, 10/1/2021	330	347
Rev., 4.00%, 10/1/2022	265	284
Rev., 4.00%, 10/1/2023	210	230
Pittsburgh Water & Sewer Authority Series A, Rev., 5.00%, 9/1/2022	250	275
Upper Allegheny Joint Sanitary Authority
Series 2019A, Rev., AGM, 3.00%, 9/1/2020	125	127
Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	293
Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	214
Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	235

		4,116

Total Pennsylvania		298,772

Rhode Island — 0.9%
Education — 0.8%
Rhode Island Health and Educational Building Corp. Rev., VRDO, LOC: TD Bank NA, 1.11%, 12/10/2019 (c)	25,120	25,120
Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 12/10/2019 (c)	4,725	4,725
Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

		29,861

General Obligation — 0.1%
City of Pawtucket
Series 2019C, GO, AGM, 3.00%, 7/15/2020	185	187
Series 2019D, GO, AGM, 3.00%, 7/15/2020	185	187
Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	129
Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	193
Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	219
Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	225
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	74
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	415

		1,629

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.0% (b)
Providence Public Building Authority, Capital Improvement Series A, Rev., 5.00%, 9/15/2020	200	205

Transportation — 0.0% (b)
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project Series 2018, Rev., 5.00%, 7/1/2020	585	597
Rhode Island Turnpike and Bridge Authority
Series 2019A, Rev., 5.00%, 10/1/2021	300	321
Series 2019A, Rev., 5.00%, 10/1/2023	125	142

		1,060

Total Rhode Island		32,755

South Carolina — 0.8%
Education — 0.0% (b)
Educational Facilities Authority, Wofford College Series B, Rev., VRDO, 2.37%, 4/1/2022 (c)	500	510
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (f)	600	596

		1,106

General Obligation — 0.5%
County of Richland Series 2019A, GO, BAN, 3.00%, 2/27/2020	17,200	17,277

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	517

Transportation — 0.3%
South Carolina Transportation Infrastructure Bank Series 2003B, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.45%), 1.64%, 1/1/2020 (d)	9,950	9,963

Total South Carolina		28,863

South Dakota — 0.0% (b)
Housing — 0.0% (b)
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	406

Other Revenue — 0.0% (b)
South Dakota State Building Authority Series A, Rev., 3.00%, 6/1/2020	200	202

Total South Dakota		608

Tennessee — 3.0%
Education — 0.5%
Knox County Health Educational & Housing Facility Board, Meadowbrook Apartments Project Rev., VRDO, 1.50%, 7/1/2021 (c)	650	651
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., 1.50%, 7/1/2020	3,750	3,755
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, East Webster Street Apartments Project Rev., VRDO, 2.05%, 4/1/2020 (c)	2,500	2,508
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., VRDO, 2.10%, 10/1/2020 (c)	6,500	6,540
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2019, Rev., 3.00%, 10/1/2024	525	538
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Twelfth and Wedgewood Apartments Project Series 2017, Rev., VRDO, GNMA, 1.80%, 12/1/2020 (c)	4,000	4,000

		17,992

General Obligation — 0.1%
City of Memphis, General Improvement GO, 5.00%, 6/1/2020	25	25
County of Shelby, Public Improvment Series B, GO, VRDO, 1.10%, 12/10/2019 (c)	2,000	2,000

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Sumner, School and Public Improvement Series 2013, GO, 5.00%, 12/1/2019	105	105

		2,130

Hospital — 1.8%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Services Series 2004C, Rev., VRDO, 1.23%, 12/10/2019 (c)	21,940	21,940
Rutherford County Health and Educational Facilities Board Rev., VRDO, 2.50%, 11/1/2020 (c)	3,500	3,534
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare Series B, Rev., VRDO, AGM, LOC: U.S. Bank NA, 1.15%, 12/2/2019 (c)	30,000	30,000
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Series 2019B-1, Rev., 4.00%, 12/1/2026 (f)	10,000	10,023

		65,497

Housing — 0.5%
Highlands Residential Services, Walnut Village Project Series 2019, Rev., VRDO, GNMA COLL, 1.80%, 4/1/2021 (c)	1,000	1,004
Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Series 2019, Rev., VRDO, 1.80%, 5/1/2021 (c)	800	805
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Dandridge Towers Project Rev., VRDO, 1.87%, 7/1/2020 (c)	2,400	2,404
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., VRDO, 2.00%, 1/1/2021 (c)	10,000	10,068
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers II Project Rev., 2.00%, 1/1/2021 (c)	5,000	5,040

		19,321

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., VRDO, 1.55%, 3/1/2022 (c)	1,900	1,907

Utility — 0.0% (b)
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2020	780	788
Series 2017A, Rev., 4.00%, 5/1/2021	730	754

		1,542

Water & Sewer — 0.0% (b)
Jackson Energy Authority, Wastewater System Rev., 5.00%, 12/1/2019	350	350

Total Tennessee		108,739

Texas — 7.2%
Education — 0.2%
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 3.00%, 12/1/2019	435	435
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	233
Series 2018C, Rev., 5.00%, 8/1/2025	200	239
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2020	110	111
Rev., 5.00%, 2/1/2021	160	167
Rev., 5.00%, 2/1/2022	165	178
Rev., 5.00%, 2/1/2023	170	190
McLennan County Junior College District
Rev., AGM, 3.00%, 4/15/2020	300	302
Rev., AGM, 3.00%, 4/15/2021	350	358
Rev., AGM, 3.00%, 4/15/2022	100	104
New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project Rev., 5.00%, 1/1/2020	195	195
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project
Rev., 5.00%, 10/1/2020	675	688
Rev., 5.00%, 10/1/2021	1,425	1,484
Rev., 5.00%, 10/1/2022	1,495	1,586

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of Texas (The), Board of Regents, Financing System
Series A, Rev., 5.00%, 8/15/2020	25	26
Series 2016D, Rev., 5.00%, 8/15/2021	25	26

		6,322

General Obligation — 3.0%
Avery Ranch Road District No. 1
Series 2019, GO, 3.00%, 8/15/2022	615	644
Series 2019, GO, 3.00%, 8/15/2023	810	857
Big Oaks Municipal Utility District
GO, AGM, 3.00%, 3/1/2021 (g)	335	341
GO, AGM, 3.00%, 3/1/2022 (g)	345	357
GO, AGM, 3.00%, 3/1/2023 (g)	905	947
Bridgestone Municipal Utility District
Series A, GO, AGM, 2.00%, 5/1/2021	1,480	1,494
Series A, GO, AGM, 2.00%, 5/1/2022	110	111
Series A, GO, AGM, 3.00%, 5/1/2023	85	89
Brushy Creek Municipal Utility District
GO, 3.00%, 6/1/2021	200	205
GO, 3.00%, 6/1/2022	235	244
GO, 3.00%, 6/1/2023	250	262
City of Galveston
GO, 3.00%, 5/1/2021	130	133
GO, 4.00%, 5/1/2022	590	628
City of Granbury Series 2018, GO, 2.00%, 8/15/2020	185	186
City of Grand Prairie GO, 5.00%, 2/15/2021	20	21
City of Kenedy, Certificates of Obligation
GO, 4.00%, 5/1/2020	315	319
GO, 4.00%, 5/1/2021	130	135
GO, 4.00%, 5/1/2022	120	127
GO, 4.00%, 5/1/2023	125	136
City of Odessa Series 2017, GO, 4.00%, 3/1/2020	300	302
City of Port Arthur
GO, AGM, 3.00%, 2/15/2020	455	457
GO, AGM, 3.00%, 2/15/2021	350	358
GO, AGM, 3.00%, 2/15/2022	765	792
GO, AGM, 5.00%, 2/15/2023	910	1,012
City of Sulphur Springs
Series 2019, GO, AGM, 3.00%, 9/1/2020	100	101
Series 2019, GO, AGM, 3.00%, 9/1/2021	100	103
Series 2019, GO, AGM, 3.00%, 9/1/2022	520	543
City of Universal City
GO, 4.00%, 8/15/2020	215	219
GO, 4.00%, 8/15/2021	140	147
GO, 4.00%, 8/15/2022	145	155
GO, 2.00%, 8/15/2023	230	234
City of Wylie GO, 5.00%, 2/15/2020	20	20
Clear Brook City Municipal Utility District Series 2019, GO, AGM, 2.10%, 2/1/2023	450	456
Clear Creek Independent School District, School Building Series B, GO, VRDO, PSF-GTD, 1.45%, 8/14/2020 (c)	2,200	2,202
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	32
County of Bexar, Harlandale Independent School District GO, PSF-GTD, 3.00%, 8/15/2021 (c)	4,000	4,045
County of Denton GO, 5.00%, 7/15/2020	50	51
County of La Salle
GO, AGM, 5.00%, 3/1/2020	315	318
GO, AGM, 5.00%, 3/1/2021	345	362
County of La Salle, Unlimited Tax
GO, AGM, 5.00%, 3/1/2020	2,075	2,095
GO, AGM, 5.00%, 3/1/2021	2,135	2,238
County of Lubbock GO, 5.00%, 2/15/2020	20	20
County of Nueces GO, 1.95%, 2/15/2026	2,000	2,000
Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	106
Cypress Hill Municipal Utility District No. 1
GO, 2.00%, 9/1/2020	30	30
GO, 2.00%, 9/1/2021	290	293
GO, 2.00%, 9/1/2022	190	193
GO, 3.00%, 9/1/2023	270	284
Cypress-Fairbanks Independent School District GO, PSF-GTD, 4.00%, 2/15/2020	6,065	6,100
Florence Independent School District
GO, PSF-GTD, 3.00%, 8/15/2026	230	239
GO, PSF-GTD, 3.00%, 8/15/2027	115	119

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	420
Fort Bend County Municipal Utility District No. 116
Series 2019, GO, 3.00%, 9/1/2021	330	339
Series 2019, GO, 3.00%, 9/1/2022	460	479
Series 2019, GO, 3.00%, 9/1/2023	450	473
Fort Bend County Municipal Utility District No. 151 GO, 3.00%, 9/1/2021	190	196
Georgetown Independent School District Series 2019-B, GO, PSF-GTD, 2.75%, 8/1/2022 (c)	8,000	8,284
Greenhawe Water Control & Improvement District No. 2
GO, AGM, 3.00%, 9/1/2022	190	198
GO, AGM, 3.00%, 9/1/2023	200	210
Harris County Fresh Water Supply District No. 61
Series 2019, GO, AGM, 4.00%, 9/1/2023	445	486
Series 2019, GO, AGM, 3.00%, 9/1/2024	695	739
Harris County Municipal Utility District No. 096
Series 2019, GO, 2.00%, 9/1/2021	185	187
Series 2019, GO, 2.00%, 9/1/2023	195	198
Harris County Municipal Utility District No. 152
GO, AGM, 3.00%, 8/1/2022	280	290
GO, AGM, 3.00%, 8/1/2023	400	419
Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	445
Harris County Municipal Utility District No. 276
GO, 3.00%, 9/1/2022	365	380
GO, 3.00%, 9/1/2023	745	783
Harris County Municipal Utility District No. 281
Series 2019, GO, 2.00%, 9/1/2020	135	136
Series 2019, GO, 2.00%, 9/1/2021	130	131
Series 2019, GO, 2.00%, 9/1/2022	300	304
Series 2019, GO, 2.00%, 9/1/2023	305	310
Harris County Municipal Utility District No. 374
Series 2019, GO, 3.00%, 9/1/2021	100	103
Series 2019, GO, 3.00%, 9/1/2022	145	150
Series 2019, GO, 3.00%, 9/1/2023	115	121
Harris County Municipal Utility District No. 391
GO, 3.00%, 9/1/2020	95	96
GO, 3.00%, 9/1/2021	375	386
GO, 3.00%, 9/1/2023	400	420
Harris County Municipal Utility District No. 419
GO, 3.00%, 9/1/2020	75	76
GO, 3.00%, 9/1/2021	70	72
GO, 3.00%, 9/1/2022	175	182
GO, 3.00%, 9/1/2023	455	477
Harris County Municipal Utility District No. 55
GO, 2.00%, 2/1/2021	470	473
GO, 3.00%, 2/1/2022	260	269
GO, 3.00%, 2/1/2023	785	822
Harris County Water Control and Improvement District No. 119
GO, AGM, 2.00%, 10/1/2021	835	845
GO, AGM, 3.00%, 10/1/2022	365	381
GO, AGM, 3.00%, 10/1/2023	375	396
Hunters Glen Municipal Utility District, Waterworks & Sewer System
Series 2019A, GO, AGM, 2.00%, 4/1/2020	120	120
Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	111
Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	334
Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	604
La Joya Independent School District
GO, AGM, 4.00%, 2/15/2021	380	393
GO, AGM, 4.00%, 2/15/2022	390	413
GO, AGM, 4.00%, 2/15/2023	420	454
Lytle Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	255	298
Midlothian Independent School District, School Building Series B, GO, PSF-GTD, 2.50%, 8/1/2020 (c)	5,000	5,038
Montgomery County Municipal Utility District No. 94
GO, 2.00%, 10/1/2020	20	20
GO, 2.00%, 10/1/2021	60	61
GO, 2.00%, 10/1/2022	185	188
GO, 2.00%, 10/1/2023	185	188

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,543
Northside Independent School District, School Building
GO, VRDO, PSF-GTD, 1.45%, 6/1/2020 (c)	4,000	4,002
GO, PSF-GTD, 2.00%, 6/1/2021 (c)	3,035	3,066
Northwest Harris County Municipal Utility District No. 19
GO, AGM, 2.00%, 10/1/2020	40	40
GO, AGM, 2.00%, 10/1/2021	100	101
GO, AGM, 2.00%, 10/1/2022	100	101
GO, AGM, 2.00%, 10/1/2023	105	106
Pecan Grove Municipal Utility District
Series 2019, GO, 4.00%, 9/1/2021	560	586
Series 2019, GO, 4.00%, 9/1/2022	710	760
Series 2019, GO, 4.00%, 9/1/2023	740	807
Sienna Plantation Municipal Utility District No. 3
GO, 2.00%, 3/1/2021	200	202
GO, 2.00%, 3/1/2022	225	228
GO, 2.00%, 3/1/2023	185	187
State of Texas Series A, GO, VRDO, LIQ: State Street Bank & Trust, 1.21%, 12/10/2019 (c)	12,370	12,370
State of Texas, Veterans GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.15%, 12/10/2019 (c)	19,505	19,505
Town of Horizon City
Series 2019, GO, AGM, 3.00%, 8/15/2020	155	157
Series 2019, GO, AGM, 3.00%, 8/15/2021	300	309
Series 2019, GO, AGM, 3.00%, 8/15/2022	170	177
Series 2019, GO, AGM, 4.00%, 8/15/2023	230	252
Travis County Municipal Utility District No. 4
Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	415
Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	684
Williamson County Municipal Utility District No. 11
GO, AGM, 4.00%, 8/1/2020	255	259
GO, AGM, 4.00%, 8/1/2021	140	146
GO, AGM, 4.00%, 8/1/2022	110	117

		107,880

Hospital — 0.9%
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series A, Rev., 5.00%, 10/1/2020	3,255	3,357
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.42%), 1.52%, 12/10/2019 (d)	10,000	10,000
Series 2019C-2, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.57%), 1.67%, 12/10/2019 (d)	9,000	9,000
Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,878
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,884
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,545
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series A, Rev., 5.00%, 7/1/2020	3,460	3,533

		32,197

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Matagorda County Navigation District No. 1, Pollution Control Rev., VRDO, AMT, 1.75%, 9/1/2020 (c)	4,000	4,007

Other Revenue — 2.1%
City of Irving, Hotel Occupancy
Rev., 5.00%, 8/15/2020 (g)	125	128
Rev., 5.00%, 8/15/2021 (g)	25	26
Rev., 5.00%, 8/15/2022 (g)	50	55
Rev., 5.00%, 8/15/2023 (g)	50	56
State of Texas Rev., TRAN, 4.00%, 8/27/2020	75,915	77,496

		77,761

Prerefunded — 0.0% (b)
Austin Independent School District Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2032 (e)	30	32

Transportation — 0.8%
Brazoria County Toll Road Authority, Limited Contract Tax and Subordinate Lien Toll Road Series 2017B, Rev., BAN, 1.45%, 3/1/2020	7,000	7,003

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	2,455	2,548
City of Austin, Airport System Series 2019, Rev., AMT, 5.00%, 11/15/2022	4,250	4,697
Harris County Toll Road Authority, Senior Lien
Series 2018A, Rev., 5.00%, 8/15/2020	1,500	1,540
Series A, Rev., 5.00%, 8/15/2021	1,500	1,597
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	134
North Texas Tollway Authority
Series B, Rev., 4.00%, 1/1/2022	800	845
Series B, Rev., 5.00%, 1/1/2023	5,000	5,562
Series B, Rev., 5.00%, 1/1/2024	5,500	6,299
Port Beaumont Navigation District Rev., 4.00%, 9/1/2020	155	158

		30,383

Utility — 0.1%
City of Houston, Combined Utility System First Lien Series 2004B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.09%, 12/10/2019 (c)	1,540	1,540
County of Bexar, Tax Exempt Revenue Project
Rev., 5.00%, 8/15/2020	235	241
Rev., 5.00%, 8/15/2022	275	302
Rev., 5.00%, 8/15/2023	275	311

		2,394

Water & Sewer — 0.0% (b)
Canyon Regional Water Authority, Wells Ranch I Project Rev., 4.00%, 8/1/2020	20	21
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2020	675	692

		713

Total Texas		261,689

Utah — 0.4%
Education — 0.0% (b)
Utah Charter School Finance Authority
Series A, Rev., 5.00%, 4/15/2020	65	66
Series A, Rev., 5.00%, 4/15/2021	40	42
Series A, Rev., 5.00%, 4/15/2022	35	38
Series A, Rev., 5.00%, 4/15/2023	85	94
Utah Charter School Finance Authority, Utah Charter Academies Project
Rev., 3.00%, 10/15/2020	220	223
Rev., 4.00%, 10/15/2021	305	320

		783

Hospital — 0.4%
County of Utah Hospital, IHC Health Services, Inc.
Series C, Rev., VRDO, LIQ: U.S. Bank NA, 1.09%, 12/10/2019 (c)	2,500	2,500
Series D, Rev., VRDO, LIQ: U.S. Bank NA, 1.09%, 12/10/2019 (c)	11,275	11,275

		13,775

Other Revenue — 0.0% (b)
City of Murray, Sales Tax
Series 2018, Rev., 3.00%, 11/15/2020	235	239
Series 2018, Rev., 4.00%, 11/15/2021	150	158
West Valley City Municipal Building Authority Series 2019, Rev., AGM, 5.00%, 2/1/2021	90	94

		491

Utility — 0.0% (b)
City of Lehi, Electric Utility
Series 2018, Rev., 5.00%, 6/1/2020	85	87
Series 2018, Rev., 5.00%, 6/1/2021	75	79

		166

Total Utah		15,215

Virginia — 2.2%
Education — 0.2%
Virginia College Building Authority, Public Higher Education Financing Program Series 2014B, Rev., 5.00%, 9/1/2020	7,685	7,906

General Obligation — 0.1%
City of Charlottesville, Public Improvement Series 2012B, GO, 4.00%, 7/15/2020	200	204
City of Poquoson GO, 5.00%, 2/15/2020	120	121
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,566

		1,891

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.5%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 5.00%, 7/1/2023	925	1,045
Rev., 5.00%, 7/1/2024	885	1,029
Fairfax County Industrial Development Authority, Health Care Series C, Rev., VRDO, 1.09%, 12/10/2019 (c)	14,170	14,170
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., VRDO, 1.11%, 12/10/2019 (c)	1,315	1,315

		17,559

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., VRDO, 1.90%, 6/1/2023 (c)	4,250	4,305
Wise County Industrial Development Authority Series 2009-A, Rev., VRDO, 2.15%, 9/1/2020 (c)	7,500	7,545
York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., VRDO, 1.90%, 6/1/2023 (c)	8,000	8,100

		19,950

Other Revenue — 0.7%
Virginia Public Building Authority, Public Facilities
Series 2014C, Rev., 5.00%, 8/1/2020	18,830	19,316
Series A, Rev., 5.00%, 8/1/2020	5,220	5,355

		24,671

Prerefunded — 0.2%
Fairfax County EDA, Community Services Facilities Projects Series A, Rev., 4.50%, 3/1/2037 (e)	8,235	8,582

Transportation — 0.0% (b)
Peninsula Ports Authority, Dominion Term Association Project Rev., VRDO, 1.70%, 10/1/2022 (c)	1,550	1,548
Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., 5.00%, 3/15/2021	25	26

		1,574

Total Virginia		82,133

Washington — 2.2%
General Obligation — 0.0% (b)
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	79
Pend Oreille County, Public Hospital District No. 1
GO, 3.00%, 12/1/2019	155	155
GO, 3.00%, 12/1/2020	155	157
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	330	355
Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	26
Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	176

		948

Hospital — 0.8%
Washington Health Care Facilities Authority, Catholic Health Initiatives
Series 2013B, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 1.00%), 2.10%, 12/10/2019 (d)	5,000	5,012
Series 2013B, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 1.40%), 2.50%, 12/10/2019 (d)	10,000	10,227
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,507
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,319
WBRP 3.2, Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	25	26

		29,091

Housing — 0.7%
Washington State Housing Finance Commission, Multi-Family Housing, Cathedral Plaza Apartments Rev., 2.37%, 7/1/2020 (c)	13,500	13,571
Washington State Housing Finance Commission, Multi-Family Housing, The O’Malley Apartments Rev., VRDO, 2.37%, 7/1/2020 (c)	8,500	8,545

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington State Housing Finance Commission, Transforming Age Project Series 2019B, Rev., 2.38%, 1/1/2026 (f)	3,500	3,502

		25,618

Utility — 0.5%
City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	21
Energy Northwest, Columbia Generating Station Series 2012A, Rev., 5.00%, 7/1/2020	18,750	19,172

		19,193

Water & Sewer — 0.2%
Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	21
City of Seattle, Wastewater System Improvement Rev., 5.00%, 9/1/2020	25	26
County of King, Junior Lien, Sewer Rev., 2.45%, 12/1/2020 (c)	6,615	6,644

		6,691

Total Washington		81,541

West Virginia — 0.1%
Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Series 2009A, Rev., VRDO, 2.63%, 6/1/2022 (c)	3,805	3,902

Wisconsin — 2.6%
Education — 1.6%
Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	58
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-1, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.35%), 1.45%, 12/10/2019 (d)	21,865	21,865
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2020	155	159
Series 2017A, Rev., 5.00%, 9/1/2021	160	169
Wisconsin Health and Educational Facilities Authority, Medical College Series 2008B, Rev., VRDO, LOC: U.S. Bank NA, 1.13%, 12/2/2019 (c)	32,930	32,930
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	4,020

		59,201

General Obligation — 0.4%
Big Foot Union High School District
Series 2019, GO, 4.00%, 3/1/2020	100	101
Series 2019, GO, 4.00%, 3/1/2021	130	134
Series 2019, GO, 4.00%, 3/1/2022	100	106
Series 2019, GO, 4.00%, 3/1/2023	115	124
City of Fort Atkinson
GO, 3.00%, 2/1/2021	115	117
GO, 3.00%, 2/1/2022	120	124
GO, 4.00%, 2/1/2023	230	248
City of Kenosha GO, 3.00%, 2/1/2021	1,000	1,021
City of Middletown
GO, 3.00%, 3/1/2020	200	201
GO, 3.00%, 3/1/2021	355	363
City of Racine
Series 2019B, GO, 4.00%, 6/1/2021 (g)	120	125
Series 2019B, GO, 4.00%, 12/1/2021 (g)	165	173
Series 2019B, GO, 4.00%, 12/1/2022 (g)	145	156
Series 2019B, GO, 5.00%, 12/1/2023 (g)	125	142
City of Shawano, Promissory Notes
Series 2019, GO, 3.00%, 4/1/2020	150	151
Series 2019, GO, 3.00%, 4/1/2021	250	256
Series 2019, GO, 3.00%, 4/1/2022	140	145
Series 2019, GO, 3.00%, 4/1/2023	150	157
City of Waukesha
Series 2019C, GO, 3.00%, 10/1/2020	575	584
Series 2019C, GO, 3.00%, 10/1/2021	450	464
Series 2019C, GO, 3.00%, 10/1/2022	425	447
Series 2019C, GO, 3.00%, 10/1/2023	350	372

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Douglas
GO, 5.00%, 2/1/2020	350	352
GO, 5.00%, 2/1/2021	350	365
GO, 5.00%, 2/1/2022	520	561
County of Manitowoc
GO, AGM, 3.00%, 11/1/2022	50	52
GO, AGM, 3.00%, 11/1/2023	150	158
Eleva-Strum School District
GO, 3.00%, 4/1/2020	230	231
GO, 3.00%, 4/1/2021	450	461
Gale-Ettrick-Trempealeau School District
GO, 2.00%, 4/1/2020	85	85
GO, 2.00%, 4/1/2021	50	50
GO, 2.00%, 4/1/2022	105	106
GO, 2.00%, 4/1/2023	130	132
Gibraltar Area School District
GO, 4.00%, 3/1/2020	440	443
GO, 4.00%, 3/1/2021	700	724
GO, 4.00%, 3/1/2022	315	334
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2022	75	78
Series 2019A, GO, 3.00%, 3/1/2023	110	115
Series 2019A, GO, 3.00%, 3/1/2024	405	429
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	432
Poynette School District
GO, 3.00%, 4/1/2020	125	126
GO, 3.00%, 4/1/2021	100	102
GO, 3.00%, 4/1/2022	340	353
GO, 3.00%, 4/1/2023	265	278
Randall Consolidated School Joint No. 1
GO, 4.00%, 3/1/2020	380	382
GO, 4.00%, 3/1/2021	175	181
Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	277
Village of Mount Pleasant
Series 2019A, GO, 3.00%, 3/1/2020	100	100
Series 2019A, GO, 3.00%, 3/1/2021	285	291
Series 2019A, GO, 3.00%, 3/1/2022	265	274
Series 2019A, GO, 5.00%, 3/1/2023	380	423
Village of Pulaski GO, AGM, 3.00%, 4/1/2020	160	161
Western Technical College District, Promissory Notes Series 2019C, GO, 3.00%, 4/1/2020	150	151
Wittenberg Birnamwood School District
GO, AGM, 4.00%, 3/1/2021	130	134
GO, AGM, 4.00%, 3/1/2022	260	276
GO, AGM, 4.00%, 3/1/2023	280	304

		14,632

Other Revenue — 0.4%
City of Kaukauna Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	678
City of Racine Rev., RAN, 3.25%, 4/1/2020	1,500	1,501
Village of DeForest Series C, Rev., RAN, 3.00%, 5/1/2023	4,865	4,986
Village of Howard Rev., RAN, 2.00%, 12/1/2021	6,965	7,012

		14,177

Transportation — 0.1%
Wisconsin Department of Transportation
Series 1, Rev., 5.00%, 7/1/2020	2,135	2,183
Series 1, Rev., 5.00%, 7/1/2021	25	26

		2,209

Utility — 0.1%
WPPI Energy, Power Supply System Series A, Rev., 5.00%, 7/1/2020	3,275	3,346

Water & Sewer — 0.0% (b)
City of Kaukauna, Outagamie & Calumet Counties, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	524

Total Wisconsin		94,089

TOTAL MUNICIPAL BONDS (Cost $3,537,923)		3,549,911

	Shares (000)
SHORT-TERM INVESTMENTS — 5.7%
INVESTMENT COMPANIES — 5.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04% (h) (i) (Cost $205,733)	205,733	205,733

Total Investments — 103.2% (Cost $3,743,656)		3,755,644
Liabilities in Excess of Other Assets — (3.2)%		(115,613)

Net Assets — 100.0%		3,640,031

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$205,733	$3,549,911	$—	$3,755,644

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04% (a) (b)	$106,738	$2,528,637	$2,429,659	$17	$—	$205,733	205,733	$1,134	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.